As filed with the U.S. Securities and Exchange Commission on December 22, 2005

Securities Act File (No. 333-129081)

Investment Company Act File (No. 811-21825)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☐

Pre-Effective Amendment No. 1	☒

Post-Effective Amendment No. __	☐

and/or

Registration Statement under the Investment Company Act of 1940	☐

Amendment No. 1	☒
(Check appropriate box or boxes)

AARP Funds

(Exact Name of Registrant Specified in Charter)

601 E. Street, N.W.

Washington, DC 20004

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 434-3546

With copies to:

Larry C. Renfro AARP Funds 601 E Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

AARP Funds

SUBJECT TO COMPLETION

PROSPECTUS

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

[                    ], 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether the information in this prospectus is accurate, adequate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

2

3

AARP Funds at a Glance

	AARP Conservative Fund	AARP Moderate Fund	AARP Aggressive Fund
Investment Objective	This Fund seeks current income with some growth of capital.	This Fund seeks a balance of growth of capital and current income.	This Fund seeks growth of capital and some current income.

Investment Strategy	This Fund invests its assets in a target blend of:	This Fund invests its assets in a target blend of:	This Fund invests its assets in a target blend of:

	• 20% U.S. Stock Market Portfolio	• 40% U.S. Stock Market Portfolio	• 60% U.S. Stock Market Portfolio

	• 5% International Stock Market Portfolio	• 10% International Stock Market Portfolio	• 15% International Stock Market Portfolio

	• 75% U.S. Bond Market Portfolio	• 50% U.S. Bond Market Portfolio	• 25% U.S. Bond Market Portfolio

Overall Risk	Conservative or low levels of risk because it invests mostly in bonds.	Moderate levels of risk because it invests in stocks and bonds about evenly.	Aggressive or high levels of risk because it invests mostly in stocks.

Principal	• Market risk	• Market risk	• Market risk
Investment	• Manager risk	• Manager risk	• Manager risk
Risks	• Rebalancing risk	• Rebalancing risk	• Rebalancing risk
	• The risks of the Portfolios	• The risks of the Portfolios	• The risks of the Portfolios

The AARP Funds are “funds of funds” because they invest substantially all of their assets in the underlying “Portfolios” of AARP Portfolios, a separately registered investment company. Each AARP Fund invests in all three of the Portfolios described below but in different amounts.

	U.S. Stock Market Portfolio	International Stock Market Portfolio	U.S. Bond Market Portfolio
Investment Objective and Investment Strategy of each Portfolio	This Portfolio seeks to produce the returns of the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The MSCI U.S. Investable Market 2500 Index includes the stocks of about 2,500 U.S. companies.	This Portfolio seeks to produce the returns of the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio. The index includes about 1,000 securities from 21 developed countries, excluding the United States and Canada.	This Portfolio seeks to produce the returns of the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio. The Lehman Brothers Aggregate Bond Index includes a large variety of different bonds, including government and corporate bonds, mortgage-backed securities, and asset-backed securities.

4

	U.S. Stock Market Portfolio	International Stock Market Portfolio	U.S. Bond Market Portfolio

Principal Investment Risks of the Portfolios	• Index risk • Manager risk • Market risk • Derivatives risk • Stock market risk • Small company risk	• Index risk • Manager risk • Market risk • Derivatives risk • Stock market risk • Small company risk • Foreign stock risk	• Index risk • Manager risk • Market risk • Derivatives risk • Credit risk • Interest rate risk • Prepayment risk • Investment grade securities risk • U.S. government securities risk

[Sidebar]

See “The Portfolios “ on page      to learn more about the Portfolios.

[Sidebar]

For more information about the Funds’ risks, see page     .

[Sidebar]

Each Fund may change its investment objective without shareholder approval and without prior notice to shareholders.

[Sidebar]

If you see a term you don’t know or understand in this prospectus, check the glossary at the back. It may be explained there.

AARP Financial’s Investment Method

AARP Financial Incorporated (“AARP Financial”) is the Funds’ investment adviser. This section discusses the investment method AARP Financial uses to manage the Funds.

[Sidebar]

AARP Financial is newly formed specifically to serve as the investment adviser for the Funds. It therefore does not have prior experience as an investment adviser.

5

A new vision for the American investor

As Americans, we face a critical challenge: assuming responsibility for our long-term financial security.

While many of us recognize this challenge, we typically do not save enough. And when we do save, we are confronted with complex, confusing and often costly investment choices. As a result, many of us make poor decisions, become discouraged and do not invest at all, or choose investments with high fees that eat into our earnings.

Yes, saving money can be difficult. But investing should not be. Nor should it be confusing or mysterious or expensive.

Investing made easy

Starting today, you can make a difference in the quality of your financial life. How? It boils down to these simple ideas:

Save as much as you can.

This is the most important step. If you are still working, contribute as much as you can to your 401(k) plan or other program at work, or to an IRA. Then do everything you can to save even more. It is better to cut back a little now than to be forced into a true financial crisis when you retire.

Follow the basic principles of sound investing.

AARP Financial has identified five principles aimed at making every investor and investment approach more successful: Low fees, diversification, indexing, rebalancing and simple choices.

These principles are the foundation of AARP Funds, which were created to make it easy for every American to invest for a comfortable retirement or other financial goals.

1. Low fees

As investors, we often do not pay enough attention to fees — and information about fees can be hard to find and understand. But even a small difference in fees can make a big impact. The average stock mutual fund charges 1.25% of your assets every year.1 A low cost fund, such as an AARP Fund, might charge as little as 0.50%. Over 20 years, the higher fee could reduce your returns on a $100,000 investment by as much as $33,707.00.

[1]	Investment Company Institute, Fundamentals, The Cost of Buying and Owning Mutual Funds, Vol. 13/No.1, February 2004.

6

What the fees cost you on an initial $100,000 investment	Low-cost fund (0.50%)	Mid-cost fund (1.25%)	The low-cost fund saves you
10 years	$7,964	$19,253	$11,289
20 years	$25,310	$59,017	$33,707
30 years	$60,341	$135,853	$75,512

This table assumes annual returns of 5% a year and includes “foregone earnings,” the money you’d make if fees were invested. These calculations come from the NASD Mutual Fund Expense Analyzer, an online tool developed by the National Association of Securities Dealers, Inc. With this tool, you can enter fee information on any fund and see how fees add up over time. Visit www.nasd.com and click on Investor Information to find the calculator. (Please keep in mind that AARP Funds do not operate, maintain, or have any connection to the NASD Mutual Fund Expense Analyzer.)

2. Indexing

Years of investment research show that most active managers—those who buy and sell securities in hope of increasing returns—rarely, if ever, beat most market indexes over time.2 Yet these same managers almost always charge higher fees than index funds, which seek to deliver the performance of a particular index. When you factor in the lower fees charged by index funds, indexing is clearly one of the most cost effective ways to invest.

3. Diversification

The old adage about “not putting all your eggs in one basket” is especially true when it comes to investing. None of us can tell which investments will rise in price, but if your investments are diversified enough, you may own investments that rise in value. Just as important, if you are adequately diversified, the impact of investments that lose value will be lessened. Broad market indexes that invest in the stocks of many companies are diversified by definition. For example, there are 2,500 stocks in the MSCI U.S. Investable Market 2500 Index. So a fund based on this and other broad market indexes would give you broad diversification.

[2]	Burton G. Malkiel, The Random Walk Guide to Investing, 2003.

7

4. Rebalancing

Once we have made our investment decisions, most people rarely revisit them. But markets change. If the value of stocks increases faster than the value of bonds, the ratio of stocks to bonds in your portfolio would change. Over time, you could end up with significantly more risk than you realize. A fund that rebalances regularly will continue to maintain about the same level of investment risk.

5. Simple choices

We have been taught to believe that choice is good. Not always. For instance, there are more than 10,000 mutual funds in the United States. Which ones are right for you? How do you find out? And how can you be confident you have made the right decisions? Most of us can’t. And too many of us become stymied by this complexity and don’t even invest at all. That’s why the AARP Funds have been designed by AARP Financial to be a complete investment program for those who can afford the risk of investments in stocks and bonds. The investment program is built on the principles of low fees, diversification, indexing, rebalancing and simple choices.

8

How the Funds Have Performed

AARP Funds do not yet have past performance information because they were launched on December 30, 2005. They will make their performance information available to investors in their Annual Report.

Fees and Expenses

Fees of the AARP Funds

You pay fees and expenses that cover the costs of operating the AARP Funds and the Portfolios. These “operating expenses” are deducted directly from the Funds and the Portfolios. The Funds’ net asset value and total return will always be shown after these costs are deducted.

[Sidebar]

Example: If a Fund earns an annual return of 5.00% (before expenses) and pays annual operating expenses of 0.50%, then the Fund’s total return will be approximately 4.50%.

This table shows the estimated annual fees and expenses of the Funds and the Portfolios combined. Please note that the actual fees and expenses of the Funds and the Portfolios may be higher or lower than those shown below.

	AARP Conservative Fund	AARP Moderate Fund	AARP Aggressive Fund
Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None
Redemption fee (applies only to shares held less than 60 days)[1]	2.00%	2.00%	2.00%

Annual Operating Expenses of the Funds and the Portfolios (expenses that are deducted from Fund assets directly or indirectly)
Management Fees[2]	0.06%	0.06%	0.06%
Distribution and/or Service (12b-1) Fees[3]	0.20%	0.20%	0.20%
Other Expenses[4]	0.45%	0.45%	0.45%
Total Annual Operating Expenses of the Funds and the Portfolios	0.71%	0.71%	0.71%
Contractual Waivers and/or Reimbursements of Fees and Expenses[5]	0.21%	0.21%	0.21%
Net Annual Operating Expenses of the Funds and the Portfolios (after waivers and/or reimbursements)	0.50%	0.50%	0.50%

[1]	You will be a charged a fee for wire redemptions from the Funds, which is currently $5.00 per wire.
[2]	The management fee includes the combined payments made to AARP Financial for both the Funds and the Portfolios. Each of the Funds pays AARP Financial 0.01% annually of its

9

average daily net assets for its services to the Fund. Each Portfolio pays AARP Financial 0.05% annually of its average daily net assets for its services to the Portfolio. AARP Financial is responsible for compensating SSgA Funds Management, Inc. (“SSgA FM”) for the services it provides as sub-adviser to the Funds and the Portfolios.

[3]	The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (“Rule 12b-1 Plan”). This Rule 12b-1 Plan permits the Funds to make payments for the sale and distribution of their shares and for servicing activities. The Portfolios do not charge a Distribution and/or Service (Rule 12b-1) Fee and do not distribute their shares to the public.
[4]	“Other Expenses” are estimated for the current fiscal year. Other expenses includes the transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous items for both the Funds and the Portfolios.
[5]	AARP Financial has agreed contractually to waive fees and/or reimburse expenses to keep the Total Annual Operating Expenses of the Funds and the Portfolios at 0.50% of average daily net assets through November 1, 2007. The expense reimbursement amount payable by AARP Financial will be dependent on the actual expenses of the Funds and the Portfolios.

Example

Here is an example to help you compare the cost of investing in AARP Funds with the cost of investing in other mutual funds.

Say you invest $10,000 for one year or three years. Assume your investment earns a return of 5% a year, and the Net Annual Operating Expenses of the Funds and the Portfolios apply through November 1, 2007 and after that date the Total Annual Operating Expenses of the Funds and the Portfolios apply. Here’s what you would pay in fees and expenses over those time periods:

	1 Year	3 Years
AARP Conservative Fund	$50	$182
AARP Moderate Fund	$50	$182
AARP Aggressive Fund	$50	$182

Remember, this is not a real example. It is shown for comparison only and does not represent actual costs or returns, either past or future. Actual costs might be higher or lower.

10

How AARP Funds Invest Your Money

[Sidebar]

We’ve tried to design a simpler, easier, and less costly way for you to invest.

A diversified investment program

Each of the Funds invests in a diversified mix of stocks, bonds, and other securities through a “funds-of-funds” structure. In this structure, each Fund invests its assets in a mix of three Portfolios. The Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks and U.S. bonds. Each Fund will invest substantially all of its assets in a mix of the Portfolios that use index strategies.

[Sidebar]

Each Fund is designed to be a complete investment program providing U.S. stocks and bonds, as well as international stocks. Remember, the most important way to achieve your financial goals is to save as much as you can and invest in a diversified mix of investments.

The target mix of each Fund is:

Conservative Fund	Moderate Fund	Aggressive Fund
[Pie chart showing a 20% investment in U.S. Stock Market Portfolio, a 5% investment in International Stock Market Portfolio and a 75% investment in U.S. Bond Market Portfolio]	[Pie chart showing a 40% investment in U.S. Stock Market Portfolio, a 10% investment in International Stock Market Portfolio and a 50% investment in U.S. Bond Market Portfolio]	[Pie chart showing a 60% investment in U.S. Stock Market Portfolio, a 15% investment in International Stock Market Portfolio and a 25% investment in U.S. Bond Market Portfolio]

The target mix of each Fund is determined by AARP Financial, which serves as the investment adviser for AARP Funds and AARP Portfolios. SSgA Funds Management, Inc (“SSgA FM”) provides advice to AARP Financial regarding asset allocation. AARP Financial has latitude in deciding when and how often to rebalance the Funds to keep them at or within range of the target percentages described above. As the value of securities held by the Funds go up and down, the actual percentage that each Fund holds will vary from the target percentages. It would be very costly to rebalance the Funds daily or weekly because that would generate a great deal of expenses associated with frequent trading. So AARP Financial will periodically direct SSgA FM to rebalance each Fund, perhaps monthly or quarterly, or more frequently if market conditions merit, to return a Fund to its target mix.

11

AARP Financial may change the target mix for a Fund without shareholder approval if it is consistent with the Fund’s investment objective.

As the Funds’ assets grow, each Fund may also invest a total of between 5% and 10% of its assets in AARP Portfolios that invest in Treasury inflation-protection securities, small company stocks, emerging market stocks and real estate investment trusts. These investments might not be indexed, but they will enable the Fund to take advantage of these investment categories without affecting the overall risk of the Fund.

Temporary defensive investments

The Funds currently invest only in a mix of three Portfolios, each of which seeks to produce the performance of its benchmark index regardless of how the index is performing. AARP Financial may choose not to rebalance its investments in the Portfolios as a temporary defensive measure. Factors influencing these decisions may include AARP Financial’s outlook for the economy, financial markets, and the relative value of the AARP Portfolios. The Funds may not achieve their investment objectives if they invest for temporary defensive purposes.

The Funds’ Risks

What are the Funds’ risks?

All investments involve some risk, including the Funds. You should read this section carefully and understand these risks.

There is no guarantee of the Funds’ performance. You should expect that the value of your investment in a Fund may go up or down, because the values of all investments do that. You might lose money if you invest in the Funds, or make less money than you expect or hope.

Since the AARP Funds are new Funds, they do not have a prior operating or performance history.

Several types of risk may affect the Funds:

Manager risk

Poor asset allocation decisions or the timing of decisions to rebalance the Funds to the target mix or to change the target mix may affect the Funds’ ability to achieve their investment objectives. Also, AARP Financial is a newly formed entity with no prior experience as an investment adviser.

Market risk

The Funds’ performance will fluctuate as the value of the Portfolios’ investments will go up and down as a result of fluctuating market prices.

12

In general, stock prices have fluctuated more than bond prices over longer time periods. Price changes may be temporary or last for extended periods.

[Sidebar]

Markets go up and down as they react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors.

Rebalancing risk

The Funds may temporarily stray from the target mix, and not perform as well as if they had invested pursuant to the target mix at all times.

The risks of the Portfolios

Each of the Funds will have the risks of all the Portfolios, but the amount of exposure each Fund has to the risks of each Portfolio will vary depending on the amount each Fund has invested in each Portfolio.

•	The AARP Conservative Fund’s investments are weighted towards the U.S. Bond Market Portfolio. This means that the Fund will have greater exposure to the risks of investing in the U.S. Bond Market Portfolio than the risks of investing in the U.S. Stock Market Portfolio or the International Stock Market Portfolio.

•	The AARP Moderate Fund’s investments are weighted roughly evenly between U.S. Bond Market Portfolio on one hand and the U.S. Stock Market Portfolio and the International Stock Market Portfolio on the other. This means that the Fund will have exposure to the risks of investing in all three Portfolios.

•	The AARP Aggressive Fund’s investments are weighted towards the U.S. Stock Market Portfolio and International Stock Market Portfolio rather than the U.S. Bond Market Portfolio. This means that the Fund will have greater exposure to the risks of investing in the U.S. Stock Market Portfolio and the International Stock Market Portfolio than the risks of investing in the U.S. Bond Market Portfolio.

See the section below on The Portfolios’ Risks to learn more about the risks of the Portfolios.

13

The Portfolios

Each Portfolio is a series of AARP Portfolios, which is a separate registered investment company. Shares of the Portfolios are not offered by this prospectus.

Each Fund invests in three Portfolios:

The U.S. Stock Market Portfolio

The U.S. Stock Market Portfolio seeks to produce the return of the MSCI U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is the aggregation of the MSCI US Large Cap 300, Mid Cap 450 and Small Cap 1750 indexes.

The International Stock Market Portfolio

The International Stock Market Portfolio seeks to produce the return of the MSCI EAFE Index as closely as possible, before deduction of expenses of the Portfolio. This index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada.

U.S. Bond Market Portfolio

The U.S. Bond Market Portfolio seeks to produce the return of the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities, and asset-backed securities. Mortgage-backed securities include securitized mortgage pools by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Asset-backed securities include securities that are backed by credit card, auto, and home equity loans. This Portfolio will only invest in fixed income securities that are considered “investment grade” – fixed income securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group or are deemed by SSgA FM to be of comparable quality.

[Sidebar]

Indexes are not available for investment and do not reflect fees, brokerage commissions or other expenses of investing.

More about the Portfolios’ investment strategies

Each Portfolio seeks to “track its index” or, in other words, produce returns that are as close as possible to their target indexes before deduction of expenses of the Portfolio. It is difficult to match an index exactly because the returns of an index do not reflect the typical fees and expenses that the Portfolios have to pay when securities are traded. Also, as explained below, the Portfolios will not be able to buy every security in their indexes until they grow to an asset size that makes purchase of every security cost effective.

14

There are several things SSgA FM may do to track an index:

•	Replication means buying every security in the index. Managers try to make an exact or close replica of the index, buying the same securities in the same proportions as they are in the index.

•	Optimization and sampling are investing techniques used by managers. When it’s not possible or practical to purchase each stock or security in an index, especially when the Portfolios are just starting out and growing in size, these techniques help managers track the index’s returns without actually having to invest in every security. It also makes sense to use these techniques when the costs of buying a security in the index are too high.

It is anticipated that the U.S. and International Stock Market Portfolios will rely on optimization and sampling techniques until such time as they have sufficient assets to use a replication strategy. The U.S. Bond Market Portfolio may never fully replicate its index because some bonds in the index may be unavailable for purchase by the Portfolio.

In carrying out these techniques, the Portfolios may invest to a limited extent in a variety of securities and derivatives that are not included in their target indexes, including futures, options, exchange traded funds, cash, and other types of financial contracts and instruments. Generally speaking, a derivative is a financial contract whose value is based on a traditional security such as a stock, bond or market index (such as the S&P 500 Index). While the Portfolios invest in derivatives to reduce tracking error, and as a convenient way to invest excess cash, these investments in derivatives may subject the Portfolios to risks that are different from, and possibly greater than, the risks of the securities they are derived from. The Portfolios will not use these derivatives for speculation or for the purpose of leveraging investment returns.

The Portfolios’ Risks

What are the Portfolios’ risks?

Risks of All Portfolios

All of the Portfolios share the following common risks:

Index Risk

The Portfolios may not perform as well as the indexes they aim to match, because of tracking error.

15

Manager Risk

Poor investment selection by SSgA FM may affect the Funds’ performance. Also, AARP Financial is a newly formed entity with no prior experience as an investment adviser.

Market Risk

The value of the Portfolios’ investments will go up and down as market prices fluctuate. In general, stock prices have fluctuated more than bond prices over longer time periods. Price changes may be temporary or last for extended periods.

Derivatives Risk

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Derivatives include many types of instruments representing a wide range of potential risks and rewards, including futures contracts, options on futures contracts, options, interest rate swaps and forward currency exchange contracts.

The use of derivative instruments exposes the Portfolios to additional risks and transaction costs. Risks of derivative instruments include:

•	the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

•	the prices of derivative instruments and the prices of the underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	the fact that the skills needed to use these derivative strategies are different than those needed to select portfolio securities;

•	the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a Portfolio’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Portfolio worse off than if it had not entered into the position; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

16

Risks Common to the U.S. Stock Market Portfolio and the International Stock Market Portfolio

The U.S. Stock Market Portfolio and the International Stock Market Portfolio share the following additional risks:

Stock Market Risk

The value of stocks may decline in response to developments affecting a particular issuer, the issuing company’s industry and general economic conditions. Price changes in stocks may be temporary or may last for an extended period of time.

Small Company Risk

The stocks of smaller, less well-known companies are more volatile than large company stocks and may perform differently from the market as a whole. Investment in smaller companies may carry greater risks than investments in larger, more established companies.

[Sidebar]

Smaller companies fail more often than bigger companies and may have more limited management and financial resources than bigger companies. Shares of smaller companies usually don’t trade as frequently on stock exchanges as shares of larger companies. This can make shares of smaller companies harder to sell than shares of bigger companies.

Additional Risks of the International Stock Market Portfolio

The International Stock Market Portfolio has the following additional risk:

Foreign Stock Risk

Investments in foreign stocks may be more volatile than investments in U.S. stocks and may perform differently from the U.S. market. It is possible that foreign governments may change stock exchange rules, increase taxes or confiscate investors’ assets. The governments of foreign countries may be less stable than the U.S. government and issuers in foreign jurisdictions may have less thorough regulation and accounting, auditing, and recordkeeping requirements. It may cost more to invest directly in a foreign stock than it would to invest in a U.S. stock. Changes in foreign currency exchange rates may also affect the value of the Portfolios.

17

[Sidebar]

Prices of foreign stocks might not accurately reflect the issuing company’s condition due to limited information available or due to poor regulation.

Risks of the U.S. Bond Market Portfolio

The U.S. Bond Market Portfolio has the following additional risks:

Credit Risk

The Portfolio may lose money if it invests in bonds whose issuers cannot meet their obligations to pay interest or principal when due. An issuer may also lower the credit quality of a security if it suffers an adverse change in its financial condition. Lower credit quality would lead to greater volatility in the price of the security and ultimately shares of the Portfolios. To lessen this risk, fixed income securities in which the Portfolio investment must be investment grade.

Interest Rate Risk

The value of the Portfolio’s investments in bonds may go down if interest rates go up. Longer-term bonds are generally more sensitive to interest rate changes meaning they may suffer deeper declines than shorter-term bonds.

[Sidebar]

If interest rates go down, the value of the Portfolio’s bonds might increase. However, falling interest rates might lead some issuers to prepay bonds. That would force the Portfolio to invest in bonds with lower interest rates, potentially causing a decline in value and yield. Overall, changes in interest rates affect the value of long-term bonds more than short-term bonds.

Prepayment Risk

The Portfolio may not perform well if they invest in bonds prepaid by issuers when interest rates fall because they would have to invest in securities with lower interest rates. A decline in interest rates may also result in potential losses to mortgage- and other asset-backed securities, if the assets backing these securities are prepaid. On the other hand, a rise in interest rates may reduce the amount of prepayments, which would cause the average bond maturity to rise and increase the potential to lose money as interest rates rise.

Investment Grade Securities Risk

Fixed income securities are rated by national bond rating agencies. Securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group are considered investment

18

grade securities. Securities rated Baa or BBB may be somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

U.S. Government Securities Risk

Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Are AARP Funds right for you?

AARP Funds may be appropriate for you, unless you will need to spend the money within a short time or you are not able to accept the risks of stocks and bonds.

Before you invest in a Fund, you should understand how well it fits with your financial goals, the risks involved and the fees you will pay. One of the Funds may be right for you if:

•	You plan to invest for a medium- to long-term period so you can weather the ups and downs of the stock and bond markets.

•	You want a diversified investment in both stocks and bonds.

•	You are prepared to accept the risks of stocks and bonds.

Need help?

If you want to talk with someone who can help you decide which Fund is right for you, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor. Our trained counselors, who are salaried employees of AARP Financial and not compensated through commissions, are ready to answer your questions about AARP Funds. They can also help you figure out if you are on track financially for retirement. Are you saving enough now or do you need to do more?

[Sidebar]

Which Fund should you invest in? It depends on why you are investing, when you’ll want to start spending the money you’ve invested, and your tolerance for risk. The AARP Financial Center can help you identify which AARP Fund may be right for you. If you have any questions, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

19

Who Manages AARP Funds

Trustees	AARP Funds has a Board of Trustees who oversee the Funds and approve the Funds’ agreements with the investment adviser and the other service providers.

Investment Adviser	AARP Financial Incorporated (AARP Financial) manages the investment activities for the Funds and Portfolios, including providing the overall investment program for the Funds and Portfolios, selecting the target mix for each of the Funds, deciding when to rebalance the Funds and overseeing SSgA FM, the Funds’ and the Portfolios’ investment sub-adviser. AARP Financial is a wholly-owned subsidiary of AARP Services, Inc., which is a wholly-owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is located at Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876.

Investment Sub-adviser	SSgA Funds Management, Inc. (SSgA FM) provides advice regarding asset allocation to AARP Financial for the Funds, rebalances the Funds under the direction of AARP Financial and manages the day-to-day investment of the Portfolios’ assets. SSgA FM seeks to meet each Portfolio’s objective of tracking the returns of a specific market index as closely as possible, before deduction of expenses of the Portfolio. SSgA FM manages over $100 billion in assets as of September 30, 2005 and is one of the State Street Global Advisors’ companies that collectively manage approximately $1.4 trillion in assets. SSgA FM is a wholly owned subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, MA 02111.

20

[Sidebar]

Each of the Funds pays AARP Financial 0.01% annually of its average daily net assets to compensate AARP Financial for its services to the Fund. Each Portfolio pays AARP Financial 0.05% annually of its average daily net assets to compensate AARP Financial for its services to the Portfolio. AARP Financial pays SSgA FM for its sub-advisory services out of these fees.

[Sidebar]

The basis for the Board of Trustees approving the investment advisory and sub-advisory agreements with AARP Financial and SSgA FM will be discussed in the Funds’ semi-annual report to shareholders after the Funds have completed their first half year.

[Sidebar]

AARP Funds and AARP Financial have applied to the SEC for an exemption to allow AARP Financial to change or add investment sub-advisers, and to change the investment sub-advisory agreements with those sub-advisers, without shareholder approval. Currently, shareholder approval of these sorts of changes of sub-advisers and investment sub-advisory agreements is required by law. There is no guarantee that the SEC will grant the requested exemption.

The Portfolio Management Team

Leilani Sanders Hall, an employee of AARP Financial, serves as a portfolio manager for the Funds. In her capacity as portfolio manager, Ms. Hall is responsible for implementing the Funds’ overall investment program, determining when to rebalance the Funds based upon the advice of SSgA FM and monitoring the rebalancing activities of SSgA FM. Ms. Hall is Vice President and Chief Compliance Officer of AARP Funds. Most recently, she served as Senior Special Adviser at the Securities and Exchange Commission from October 2003 through September 2005. Prior to that, Ms. Hall was a self-employed consultant from January 2002 through October 2003, and she was Senior Vice President of The Pioneer Group, Inc. from March 1995 through January 2002. Ms. Hall has worked in the financial services field since 1982. Ms. Hall holds a Bachelor of Science in Accounting from Georgia State University and earned Certified Public Accountant and Chartered Financial Analyst designations.

SSgA FM’s portfolio management team for the Funds is lead by Alistair Lowe and includes Michael O. Martel and Eduardo A. Borges. SSgA

21

FM’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial, and is responsible for rebalancing the Funds’ portfolios under the direction of AARP Financial.

Alistair Lowe

Mr. Lowe is a Senior Principal of State Street Global Advisors (“SSgA”) and SSgA FM and Director of the Global Asset Allocation team. In this role, he oversees the management and development of asset allocation strategies for institutional clients worldwide. Most recently, he was Head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. Prior to joining SSgA in 1996, Mr. Lowe was Senior Vice President of NatWest Investment Management, Inc. During his tenure at NatWest, he developed and managed a wide range of quantitative strategies in developed and emerging equity markets, with a focus on asset allocation. Mr. Lowe has been working in the investment management field since 1985.

Michael O. Martel

Mr. Martel is a Principal of SSgA and SSgA FM and a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and SSgA FM and a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.

22

The Statement of Additional Information provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Other Service Providers

Administrator and Sub-Administrator	AARP Financial provides administrative services to the Funds, such as overseeing the Funds’ operations and other service providers. AARP Financial has retained State Street Bank and Trust Company (“State Street”) to assist it in providing these administrative services.

Custodian	State Street holds the Funds’ assets, prices shares, and oversees payment of distributions to shareholders.

Transfer Agent	State Street handles opening new accounts, processing orders to buy or sell shares, providing recordkeeping, and sending statements to investors.

Distributor	ALPS Distributors, Inc. handles distribution, sales and marketing activities for the Funds.

Payments for distribution and services

AARP Funds pays a distribution and shareholder services fee called a Rule 12b-1 fee (after Rule 12b-1 of the Investment Company Act) to ALPS Distributors, Inc. (the Funds’ distributor), which is not affiliated with AARP Funds, AARP Financial or SSgA. This fee covers the sale and distribution of the Funds’ shares and servicing activities for shareholders.

The Rule 12b-1 fee may be as much as 0.20% annually of the average daily net assets of the Funds. Of this amount, ALPS Distributors, Inc. pays:

•	0.14% of each Fund’s net assets to AARP Financial under a Services Agreement for providing assistance to the Funds’ distributor with distribution and shareholder servicing activities, including preparing advertising and marketing materials, educating call center personnel and providing services to investors in the Funds; and

•	0.05% of Fund assets to AARP under a Trademark Licensing Agreement for the right to use the name AARP in the Fund names and access to AARP’s membership list.

23

These fees will increase the cost of your investment because they are paid out of the Funds’ assets on an ongoing basis. Over time, they may cost you more than if you paid an up-front sales charge.

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial, AARP cannot recommend that you or any specific individual should purchase shares of a particular Fund. AARP is not a registered investment adviser or broker-dealer. Read this prospectus carefully to decide if an AARP Fund is right for you. And if you need help in making that decision, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

24

How to Open Your Account

Sales and redemption fees

AARP Funds are no-load mutual funds. There is no sales charge when you buy shares. There are no deferred sales charges when you sell shares, nor any charges on additional purchases or reinvested dividends.

However, if you sell any shares after holding them for less than 60 days, a 2% redemption fee is charged on those shares. This fee is paid back to the Fund and helps to cover the costs caused by short-term trading. The redemption fee will be waived in the following circumstances:

•	shares purchased as a result of dividend and capital gains reinvestment and sold within 60 days;

•	shares sold by the Funds from accounts for which the Funds could not verify the identity of the shareholder within a reasonable time after the account was opened;

•	shares sold as a result of a systematic withdrawal plan;

•	any other involuntary sale or exchange of shares, including those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of a Fund by the Board of Trustees; and

•	in unusual individual cases where the Funds determine that the transaction does not pose the risks that the Funds’ policies and procedures are designed to address.

Waiver of the redemption fee may conflict with the purpose of the fee by passing the costs of the redeeming shareholders to the remaining shareholders of AARP Funds. Accounts held through omnibus and retirement plan accounts are exempted from the redemption fee if the entity maintaining the account is not capable of assessing redemption fees on the accounts.

Types of accounts

You may set up your account to invest in an AARP Fund in any of the following ways:

Account type	Description	Minimum initial investment*	Subsequent investment
Individual or Joint ownership	Individual accounts must be registered to one person. Joints accounts can have two or more owners and provide for rights of survivorship.	$100	$25

25

Gift or Transfer To a Minor (UGMA, UTMA)	Gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of account once he or she reaches the age of majority.	$100	$25

Retirement**	A qualified retirement account allows you to defer taxes on investment income and capital gains. Your contributions may also be tax-deductible. Please consult your tax advisor for details about tax advantages or consequences.	$100	$25

	The types of retirement accounts available to you are: Traditional IRA Roth IRA Rollover IRA

Coverdell Education Savings Account	Formerly called an Education IRA, this account allows you to earn tax- deferred investment income and capital gains that may be withdrawn tax-free for qualified education expenses.	$100	$25

*	If you set up an Automatic Investment Program to invest at least $25 directly from your bank account or paycheck, we waive the minimum required for your initial investment. Before you can start your automatic investment program, your initial investment of at least $25 must be made by check or online by electronic transfer.
**	There is a $10 annual maintenance fee for each IRA account.

[Sidebar]

To invest in an AARP Fund, in most cases, you must be a U.S. resident with a social security number. There are a few exceptions to this rule, such as if you are a member of the U.S. military based outside the United States. Shares of the Funds are available for sale in the U.S. and its territories, but not elsewhere.

[Sidebar]

If you invest in AARP Funds through an intermediary (such as a personal financial adviser), the intermediary may have different policies and fees that affect your account, either as an individual or in an omnibus account. We suggest you read all materials from the intermediary carefully to understand the policies and fees that may apply.

26

How to open an account

By electronic transfer

•	You may open a new account by electronic transfer only by visiting www.aarpfunds.com. Select the “How to Buy” tab and follow the directions to create your new account and complete an application online.

•	Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

By mail

•	Complete and sign an application. If you are opening multiple accounts, please complete a different application for each account.

•	Enclose a check made out to “AARP Funds” for your initial investment.

•	Send by regular mail or overnight delivery. All mail must be sent to the address listed on the back cover of this prospectus.

Please note: We accept only electronic transfers and checks in U.S. dollars, drawn on U.S. banks when opening new accounts. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). If you buy shares by check or electronic transfer, we will delay the payment of redemption proceeds for up to 15 days or until we verify that your check has cleared, whichever comes first.

Automatic Investment Program

Available for all types of accounts, the Automatic Investment Program allows you to set up regular, automatic purchases of Fund shares directly from your bank account or your paycheck.

[Sidebar]

If we cannot complete two scheduled investments in a row because of insufficient funds, we may cancel the Automatic Investment Program.

Verifying your identity

Under the USA PATRIOT Act, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies to open an account. When you open an account to invest in an AARP Fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it, we may not accept your application and will return your initial investment.

27

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your information against various databases. If the Funds are unable to verify your identity from the information you provide, you may be restricted from making purchases, transferring shares, or your account may be closed and the proceeds sent to you. If the account is closed and the proceeds are sent to you, you will receive the next available share price. As a result, your proceeds may be more or less than the amount you paid for your shares and the sale may be a taxable transaction.

28

How to Manage Your Account

Buying more shares

•	You may buy more shares by using our Web site, calling our 24-hour automated response system or Shareholder Services at (800) 958-6457, or sending us a request by mail. Funding can be submitted by wire transfer, electronic transfer, or check.

•	Your order to purchase shares must be complete and in good form for the Funds to act on it.

•	A purchase request received after the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

[Sidebar]

The Funds consider purchase, exchange or redemption orders to be in “good form” when they receive all required information, including properly completed and signed documents.

By wire transfer

•	Instruct your bank to wire your investment to:

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02120

ABA number 011000028

DDA# 9905-684-8

FBO: AARP Funds

Account number

•	Please include the name of the account owner, tax identification number, account number, Fund name, and name/address of the financial institution wiring the money.

By electronic transfer

•	If you have established the electronic transfer service on your new account application, you may:

•	Visit our Web site at www.aarpfunds.com. Select “My Account Access”, log in to your account, and follow the directions.

•	Use our 24-hour automated response system by calling (800) 958-6457. Log in to your account and follow the directions.

•	Contact Shareholder Services by calling (800) 958-6457.

•	Your subsequent electronic transfer investments must be at least $25.

•	If you did not establish the electronic transfer service on your new account application, please call Shareholder Services at (800) 958-6457 to obtain an electronic transfer form or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•	Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

29

By mail

•	Detach the bottom of your most recent account statement, or write a letter of instruction that includes the name of the account owner, account number, and Fund name.

•	Enclose a check made out to “AARP Funds” for the amount you want to invest.

•	Send by regular mail or overnight delivery. All requests must be sent to the addresses listed on the back cover of this prospectus.

Conditions for buying shares

•	We reserve the right to reject any offer to buy shares if doing so is deemed in the best interests of the Funds’ shareholders.

•	We calculate the number of shares you are buying as follows:

Investment amount	=	Number of shares bought
Share price (NAV)

•	We accept only wire transfers, electronic transfers and checks in U.S. dollars, drawn on U.S. banks. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). You cannot use a business check to buy shares for an individual account.

•	If you buy shares by check or electronic transfer, we will delay the payment of redemption proceeds for up to 15 days or until we verify that your check or electronic transfer has cleared, whichever comes first.

[Sidebar]

We do not accept requests to hold a transaction for a future date.

Selling shares

•	You may sell shares by using our Web site, calling our 24-hour automated response system or Shareholder Services at (800) 958-6457, or sending us a request by mail. Proceeds can be sent by wire transfer, electronic transfer, or check. You may also set up a systematic withdrawal if you would like to receive a regular, periodic check.

•	A 2% redemption fee is charged on shares held less than 60 days.

•	Your order to sell shares must be complete and in good form in order for the Funds to act on it.

•	A redemption request received after the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

30

By wire transfer

•	Call Shareholder Services at (800) 958-6457 and ask to make a sale with proceeds paid by wire transfer. Give the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive.

•	We will wire the sale proceeds to the financial institution of record.

•	There is a $5.00 fee per wire. Some recipient banks may also charge a fee.

By electronic transfer

•	If you have established the electronic transfer service on your new account application, you may:

•	Visit our Web site at www.aarpfunds.com. Select “My Account Access”, log in to your account, and follow the directions.

•	Use our 24-hour automated response system by calling (800) 958-6457. Log in to your account and follow the directions.

•	Contact Shareholder Services by calling (800) 958-6457.

•	Payment of the proceeds will be made to the account previously designated by you at a bank that is a member of the Automated Clearing House (ACH) system.

•	Payment of the proceeds will normally be sent on the next business day after receipt of your request.

•	If the proceeds of your sale are sent by electronic transfer, your bank will be notified of the transfer on the day the proceeds are sent, but your bank account may not receive “good funds” for at least one week.

By telephone

•	To use our 24-hour automated response system, call (800) 958-6457, log into your account, and proceed as instructed.

•	You can also call Shareholder Services at (800) 958-6457 and ask to make a sale. Give the name of the account owner, tax identification number, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive (up to a limit of $50,000 for phone orders).

•	We will send a check to the address of record for the account.

By mail

•	Send a letter including the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive. You are required to include a medallion signature guarantee for amounts over $50,000 and in other specific circumstances (see Conditions for selling shares below). A medallion signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents

31

Association. These are: Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program, and the New York Stock Exchange Medallion Signature Program.

•	All registered owners must sign.

•	Proceeds can be sent by regular mail or overnight delivery (overnight delivery charges will be deducted from the redemption proceeds).

•	Checks will be sent to the address of record.

•	All requests must be sent to the address listed on the back cover of this prospectus.

To set up a systematic withdrawal

•	Send a letter including the name of the account owner, account number, the frequency of the sale, and the dollar amount you want to receive each time.

•	All registered owners must sign.

•	Send by regular mail. All requests must be sent to the address listed on the back cover of this prospectus.

•	We will send a check to the address of record at each requested time.

Conditions for selling shares

•	We may take up to seven days to send your sale proceeds.

•	To receive proceeds by wire transfer or electronic transfer, you must have established this feature on your account before initiating the redemption.

•	If you buy shares using a check or electronic transfer and then sell them soon afterwards, we may delay payment of the redemption proceeds for up to 15 days after the purchase date, or until we verify that your check or electronic transfer has cleared, whichever comes first.

•	For sales over $50,000, we require a medallion signature guarantee as additional security to protect your account from fraud. We also require a medallion signature guarantee in the following circumstances:

•	You want the sale proceeds sent to an address or bank that is not the address or bank of record for the account, or that has been changed as the address or bank of record within the last 30 days.

•	You want the sale proceeds made payable to someone who is not an owner of the account.

•	You want to receive the sale proceeds by wire transfer or electronic transfer, but this account privilege was not yet activated.

•	You want to receive the sale proceeds by wire transfer or electronic transfer into an account that is not listed as the account of record for transfers.

[Sidebar]

A notary public cannot provide a medallion signature guarantee.

32

Exchanging shares

If you own shares of an AARP Fund, you may exchange shares of that Fund for shares of any other AARP Fund at no charge.

In an exchange, you are actually selling shares in one Fund and buying shares in another, so there may be a capital gain or loss that affects your taxes. A 2% redemption fee is charged on shares held less than 60 days.

Please note: The name of the account owner(s) and tax identification number must be the same on the two accounts.

To exchange shares on-line

•	Visit www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Process your exchange and confirm your transaction.

To exchange shares by telephone

•	To use our 24-hour automated response system, call (800) 958-6457, log into your account, and proceed as instructed.

•	You can also call Shareholder Services at (800) 958-6457 and ask to make an exchange. Give the name of the account owner, tax identification number, account numbers, and the amount you want to exchange, noted either as a number of shares or a dollar amount.

Restrictions on excessive trading

Some investors engage in excessive trading called market timing where they try to predict future market directions and quickly buy and sell to capture short term profits. Others may simply buy and sell repeatedly over short periods of time, another form of excessive trading. The Board of Trustees of AARP Funds has adopted policies and procedures designed to address and monitor the frequent purchase and sale of Fund shares by shareholders.

Whatever its purpose, excessive trading is at odds with the mission of AARP Funds to provide Funds that meet the needs of investors with mid- to long-term investment goals. Excessive trading interferes with AARP Financial’s ability to manage the Funds efficiently, and would increase costs to all investors.

Do not invest in AARP Funds if you engage in excessive trading or market timing. AARP Funds do not accommodate excessive trading. Although the Funds cannot guarantee that they will prevent excessive trading in all circumstances, they do take precautions to detect and discourage it. That is one reason why, for example, the Funds impose redemption fees if you buy our Funds and then sell them within 60 days.

33

Our specific policies and procedures on redemption fees are described in detail on page     . The Funds also reserve the right to reject or restrict, without prior notice, any offer to buy or exchange shares or to use any redemption or exchange privilege, such as the internet or telephone exchange privilege. Although the Funds will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonable to do so, the suspension or termination may be effective immediately, preventing any uncompleted exchange.

It is especially difficult to monitor for excessive trading within omnibus accounts. These are accounts that an intermediary holds on behalf of multiple, individual clients. All the individual orders are merged into a small number of orders, so the trading activity of those individuals is hidden from the Funds’ view. While the Funds cannot always track an individual’s trading within an omnibus account, they can monitor the trading of the omnibus accounts, and if they detect possible excessive trading, they will ask the intermediary to investigate and take appropriate action to stop the excessive trading if necessary. This may include restricting a client in the omnibus account from buying additional shares.

34

Shareholder Services

How we communicate with you

We will send you the following types of regular account statements to keep you informed about your investment:

•	Transaction confirmations to verify your purchases or sales

•	Quarterly and annual account statements to review the value and performance of your investments, recap all transaction activity for the period, and report dividends, payment of capital gains, and sale proceeds

•	Annual and semi-annual reports that include the Funds’ financial statements and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance.

[Sidebar]

If you have more than one account with the same address, we may send you one copy of a prospectus, annual reports, and other similar documents. You may also contact Shareholder Services at (800) 958-6457 to instruct us to combine accounts within the same household for quarterly statements.

How you can communicate with us

Telephone Call (800) 958-6457 weekdays from 8:00 a.m. to 6:00 p.m. Eastern time, to speak directly with a courteous, knowledgeable representative.

Financial Center investment counselors

•     Speak with specially trained representatives to help you identify your goals, determine if you’re on track financially for retirement, and decide if an AARP Fund is right for you.

The following prompt choices are available when you dial the number above:

Financial Center investment counselors are available to answer investment related questions you may have.

Shareholder Services representatives can handle any account related questions or transactions.

Automated Response System is available 24 hours a day, 7 days a week to handle a wide range of account functions (as shown on the right).

Shareholder Services representatives or our 24-hour Automated Response System

•     Receive general account information and service from our Shareholder Services representatives

•     Exchange shares

•     Initiate an electronic transfer to buy or sell shares

•     Order duplicate statements

•     Check your account balance or share prices

•     Change your address of record (not available via automated response system)

35

Mail AARP Funds P.O. Box 8035 Boston, MA 02266-8035 Overnight delivery AARP Funds c/o BFDS 66 Brooks Drive Braintree, MA 02184

•      Request to buy, sell or exchange shares in writing

•      Change the name on your account

•      Add a seasonal mailing address

•      Add banking information to your account

•      Add or change an Automatic Investment Program

•      Add or change payroll deduction

Web site www.aarpfunds.com

•      Open an account

•      Get a prospectus or fund report

•      Buy, sell or exchange shares

•      View your account balance and share price

•      Change your mailing address

•      Order duplicate statements or copies of your tax forms

•      Get forms to accomplish a variety of tasks

[Sidebar]

Multiple account owners

If your account has more than one account owner or person authorized to make transactions for the account, we will accept telephone or online instructions from any of them.

[Sidebar]

Unusual circumstances

If you have difficulty contacting us by phone or online, you can always send us your transaction request by regular mail or overnight delivery. All requests must be sent to the address listed on the back cover of this prospectus.

36

Distributions and Taxes

About mutual fund distributions

Mutual funds earn current income as dividends and interest from the stocks and bonds they hold. They may also realize capital gains if they sell securities at a price higher than they originally paid for them. By law, each year mutual funds must distribute, or pay out, at least 90% of their income and net capital gains to investors who, in turn, pay any required taxes on the distributions they receive.

Timing of distributions

The Funds generally pay capital gains distributions (if any) in December. The amount may vary considerably from year-to-year based on normal investment activity.

Income distributions (if any) are generally paid as follows:

•	AARP Aggressive Fund and AARP Moderate Fund: in June and December

•	AARP Conservative Fund: in March, June, September, and December

Options for receiving distributions

You may tell us to pay your distributions in cash or to invest them automatically in more shares of the fund (known as dividend reinvestment.) Either way, you must pay tax on them. If you do not tell us how you want your distributions paid, your distributions will be automatically reinvested in more shares of the Fund.

If we mail a distribution check to your address of record and it is returned to us because of an invalid address, we will automatically reinvest all future distributions until you provide us with the correct address.

[Sidebar]

Please cash distribution checks promptly. We do not pay interest on uncashed checks.

37

Tax consequences of distributions

Please consult your tax advisor for detailed information on the tax consequences of investing in AARP Funds, including the following issues:

•	Your tax consequences differ if you have invested in the Fund through a regular account or through a tax-deferred IRA.

•	Depending on how long the Funds hold securities before selling them, the distributions will be classified as either short-term or long-term capital gains or losses. Distributions from net short-term capital gains will generally be taxed as ordinary income. Because different tax rates apply, the Fund will supply information on whether distributions are treated as ordinary income and/or long-term capital gains for tax purposes.

•	Each Fund may also recognize gains from rebalancing that could affect the amount, timing, and character of distributions.

•	No matter how long you have held shares in the Funds, you will receive distributions when they are paid and owe taxes on them. It is generally wise not to buy shares shortly before a distribution is paid. By waiting until just after the distribution is paid, you will reduce your tax burden for that year.

Qualified dividend income

When the Fund receives a stock dividend from a U.S. corporation or a qualified foreign corporation, it is considered qualified dividend income, as long as the Fund held the stock for a required length of time. If you, in turn, have held shares in the Fund for a required period, you are eligible for a reduced tax rate on that specific income. Once again, the Fund will supply information on whether any portion of your distributions is qualified dividend income eligible for a reduced tax rate.

Backup withholding

You must certify that you have provided the Funds with your correct Social Security or tax identification number, and that you are not subject to backup withholding. If you do not provide this information and certify that it is correct, we are required by law to withhold 28% of all taxable distributions, sales, and exchanges from your account.

State	and local taxes may apply, as well as federal income tax.

38

Tax on transactions

Just as the Funds realize capital gains when securities are sold at a higher price than originally paid, you may realize a capital gain on your own transactions. That is, if you sell or exchange shares of a Fund at a higher price than you paid, you will owe taxes on the resulting capital gain. Of course, the reverse is true as well: if you sell or exchange shares at a loss, you may deduct the loss on your tax return, subject to certain limitations under the tax laws.

39

Additional Information

How the share price is calculated

The price at which you buy or sell shares is called net asset value (NAV). The NAV for each Fund’s shares is calculated every business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time).

The NAV for each Fund’s shares is calculated this way:

Net assets (which are total assets – liabilities)	=	Net asset value (NAV) per share
Number of shares outstanding

The Portfolios calculate their share price in exactly the same way—at net asset value (NAV). Of course, the Funds’ assets consist entirely of investments in the Portfolios. Therefore, each Fund will calculate its share price using the NAV per share of the Portfolios to value the Fund’s investments.

To add up the net assets of a Portfolio, stocks held in the Portfolio are valued at their market price on the primary exchange where they are traded. Bonds held in the Portfolio are valued using quotes from bond dealers or bond pricing services.

If the price for a specific stock or bond held by the Portfolio is not readily available, the Portfolio will determine a fair value, using a method approved by the board of trustees of AARP Portfolios. For example, the Portfolio might need to determine the fair value of a stock if something occurs in the market that would affect pricing after trading is closed for the day, but before 4:00 p.m. Eastern time, when NAV is calculated. This occurs most frequently with international stocks, which may trade on exchanges that close many hours earlier.

When a Portfolio uses the fair value method, it is possible that the price the Portfolio uses for a specific stock or bond may differ from the market price or quote, when it is next available. It is also possible that the Funds’ NAV may differ from the NAV that would be calculated if the Portfolio had used the last reported price for the particular stock or bond. Since fair valuation is a judgment, there can be no assurance that the value given a particular security is accurate.

The effect of timing on share prices

On any business day, if the Funds receive your request to buy, sell, or exchange shares before closing time on the NYSE, the Funds will use that

40

day’s NAV as the price for your transaction. If the Funds receive your request after closing time, the Funds will use the next business day’s NAV for your transaction.

Any time we require additional information before we can complete a transaction you requested, we will use the NAV as of the business day we receive the required information for your transaction.

Turnover rate

All mutual funds are required to report their turnover rate, which is simply the portion of the fund’s investments that were bought and sold in one year. For example, if a fund holds 50 stocks and 40 of them are sold within the year to buy new stocks, the turnover rate is 80%. The Funds do not have a meaningful turnover rate given that they invest in the Portfolios. AARP Financial anticipates that the Funds will have a turnover rate of less than 100%.

A higher turnover rate (over 100%) usually means higher costs for a fund for two reasons:

1)	The fund incurs expenses for buying and selling, which are shared by all investors in the fund.

2)	It’s more likely that the fund is generating capital gains, on which investors must pay tax.

Because of the Funds’ commitment to the indexing investment strategy, the Portfolios generally invest for the long term, selling and buying investments only to adjust to changes in the target indexes.

Not responsible for fraud

For your security, the Funds take precautions to ensure that all orders received are from a person authorized to make transactions on the account, whether those orders are placed in writing, by telephone, on the Funds’ Web site, or through the automated response system. For instance, callers must verify personal identification information, and calls may be recorded. The Funds are not responsible for fraud if they have taken reasonable precautions. The only way to be certain you are protecting your account from fraudulent telephone orders is to decline telephone privileges on your account application. If you make transactions online, be sure to safeguard your user name and password, and use security programs to protect your computer.

41

Portfolio holdings

You will find a listing of the holdings in the Funds and the Portfolios as of the end of each calendar quarter on our Web site at www.aarpfunds.com. The Funds and the Portfolios are required by SEC regulations to report portfolio holdings 60 days after each fiscal quarter. The holdings of the Funds and the Portfolios will be posted on the Web site after the Funds and the Portfolios have filed the required information with the SEC. Please consult the Statement of Additional Information for more information on how we handle the disclosure of portfolio holdings.

Right to change policies

There are some decisions about the Funds or Portfolios that require shareholder approval, as noted in this prospectus or the Funds’ Statement of Additional Information. Unless noted in this way, the Funds and Portfolios have the right to change any of their investment objectives, investment strategies, or restrictions (as well as any other policies) without shareholder approval or prior notice.

AARP Funds may also change account requirements as follows, without prior notice to shareholders, when it believes it is in the best interest of the Funds.

•	Add, change, or discontinue conditions for account service, account privileges, or buying shares

•	Accept initial investment by telephone

•	Freeze an account when there is a dispute between account owners, or when the Funds believe a transaction is fraudulent

•	Redeem an account (sell all its shares) without the owners’ permission when the Funds believe there has been fraudulent or illegal activity

•	Change and introduce any fees

These changes may affect all investors of the Fund, or only certain groups.

[Sidebar]

To learn more

You can get more information about AARP Funds in any of these ways:

•	Call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

•	Visit our website at www.aarpfunds.com.

•	You can also find more information about the Funds’ investment strategies, policies, risks, and management in the Statement of Additional Information, which is available free of charge by following the directions on the back cover of this prospectus.

42

Glossary

AARP Financial	AARP Financial, the Funds’ and Portfolios’ investment adviser and administrator.

AARP Funds	The entity housing the Funds offered by this prospectus.

AARP Portfolios	The entity housing the Portfolios the Funds invest in.

ALPS Distributors, Inc.	ALPS Distributors, Inc. is the Funds’ distributor.

Bonds	Investments that pay interest (often a fixed amount) to investors. They are typically issued by a corporation, government or government agency. Bonds are a kind of loan, and are also called debt or fixed income securities.

Business day	Every day the New York Stock Exchange is open for business. The New York Stock Exchange is normally open for business every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may suspend redemptions or postpone payment dates on days when the New York Stock Exchange is closed (other than weekends and holidays), when trading is restricted or as otherwise permitted by the SEC. If the New York Stock Exchange closes early, the Funds will calculate their net asset values as of the time the New York Stock Exchange closes.

Capital appreciation	The growth in value of your investment when the price of your stocks or bonds increases.

Current income	Money that is paid out to investors, such as stock dividends and bond interest.

Dividends	Money that is paid by companies to the investors who own their stock.

43

Dividend reinvestment	Using your dividends to buy additional shares of a stock or mutual fund, instead of taking the money as a cash payment.

Emerging market	A country whose stock or bond market is still developing, typically in Asia, Latin America, Eastern Europe or Africa.

Expense ratio	The portion of a mutual fund’s assets that is deducted from the assets of the fund to pay expenses.

Fair value	A reasonable price for a security that buyers and sellers would accept in the market where the security usually trades.

Fund	Conservative Fund, Moderate Fund and Aggressive Fund, the series of AARP Funds.

Indexing	A style of investing that tries to match the returns of a stock or bond index. This is typically done by holding all—or a representative sample of —the securities in that index.

Interest	Money paid by a bond issuer to investors who, in effect, loaned the issuer money by buying its bonds.

Market price	The last reported price of a security on the market where it is bought and sold.

Medallion signature guarantee	A stamp or seal from an approved financial institution that guarantees your signature is authentic.

Net asset value (NAV)	The price of a single share of a mutual fund. It is calculated daily by adding the value of all the fund’s assets, subtracting the fund’s liabilities, and dividing that by the total number of fund shares.

Omnibus account	A single account held by an investment professional on behalf of many investors.

Portfolio	U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio, the series of AARP Portfolios.

44

Real estate investment trust	A security that invests directly in real estate (either by owning property or through mortgages) and is bought and sold like a stock on a stock exchange.

Rebalance	To maintain a target mix of stocks, bonds and other assets by buying or selling securities that have increased or decreased in value.

SEC	The Securities and Exchange Commission.

Small company stock	Generally, stock in a company whose total invested capital is between $250 million and $1 billion.

SSgA FM	SSgA Funds Management, Inc., the Funds’ and Portfolios’ sub-adviser.

State Street	State Street Bank and Trust Company, the Funds’ sub-administrator.

Stocks	Investments that represent a share of ownership in a company. Stocks are traded on markets or exchanges where their prices can go up or down. Some stocks also pay dividends.

Total return	The total gain or loss of a mutual fund, including all dividends, interest and capital gains. It is expressed as a percentage of the original investment, and reflects the reinvestment of dividends and interest.

Tracking error	The amount the performance of an index fund differs from the index it tries to match.

45

For More Information

If you would like more information about the Funds, you may request free copies of the following documents:

Annual and semiannual reports

Each report to shareholders includes financial statements and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. The annual report to shareholders also has a report of the Funds’ auditors.

Statement of additional information (SAI)

The SAI provides more detailed information about the Funds.

The Funds’ annual and semiannual reports to shareholders (once the Funds have been in existence for long enough to have reports to shareholders) and the SAI are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the latest annual or semiannual report to shareholders (once available), the SAI, or other information about the Funds or your account, please contact us:

By regular mail:	AARP Funds PO Box 8035 Boston, MA 02266-8035

By overnight mail:	AARP Funds c/o BFDS 66 Brooks Drive Braintree, MA 02184

By phone:	(800) 958-6457

By e-mail:	info@aarpfunds.com

Online:	www.aarpfunds.com

You can also review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Investment Company File No. 811-21825

© 2005 AARP Funds. All rights reserved.

ALPS Distributors, Inc., Distributor.

46

AARP FUNDS

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

STATEMENT OF ADDITIONAL INFORMATION

December __, 2005

This Statement of Additional Information – or “SAI”:

•	provides more information about the AARP Conservative Fund, the AARP Moderate Fund and the AARP Aggressive Fund. Throughout this document we will refer to them collectively as the “Funds” or the “AARP Funds” and individually as a “Fund”;

•	has been filed with the Securities and Exchange Commission, or “SEC”;

•	is not a prospectus;

•	should be read with the prospectus for the Funds dated December , 2005 and any amendments to the prospectus (collectively, the “prospectus”); and

•	is incorporated by reference which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in any of the Funds.

A copy of the prospectus and the annual and semi-annual reports to shareholders of the Funds, when available, may be obtained free of charge by calling the Funds at 1-800-958-6457 or visiting www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor.

SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and three of its series or Funds:

•	AARP Conservative Fund;

•	AARP Moderate Fund; and

•	AARP Aggressive Fund.

Each of the Funds invests in the following series of AARP Portfolios, a separately registered open-end management investment company. Each Fund invests in varying percentages in these series of the AARP Portfolios, referred to in this SAI as the “Portfolios”:

•	U.S. Stock Market Portfolio;

•	International Stock Market Portfolio; and

•	U.S. Bond Market Portfolio.

This SAI and the prospectus are not an offer to sell shares of the Portfolios.

The Trust is supervised by a board of trustees, the “Board.” The Board is responsible for representing the interests of the Funds and their shareholders. The Board meets periodically throughout the year to oversee the Funds’ activities. The Board consists of two “independent trustees” and one trustee who is affiliated with the investment adviser to the Funds. Trustees who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Investment Company Act”), are called “independent trustees.” Generally, a trustee qualifies as an independent if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Funds.

This SAI includes:

•	biographical information regarding the trustees and executive officers of the Trust;

•	descriptions of the responsibilities of the committees of the Board; and

•	information about trustee compensation and share ownership.

The Trust, on behalf of the Funds, has engaged a variety of entities to provide services to the Funds. The chart below includes:

•	the identity of each service provider;

•	the service provider’s address; and

•	a brief description of the services provided to the Funds.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated (“AARP Financial” or “Adviser”) Two Highwood Drive, 2nd Floor Tewksbury, MA 01876	Adviser to the Funds. The Adviser is responsible for overall management of the assets of each Fund, including the allocation of each Fund’s assets among the Portfolios and periodically rebalancing each Fund to its target mix.

Name and Address of Service Provider	Function and Services Provided
SSgA Funds Management, Inc. (“SSgA FM” or “Sub-Adviser”) One Lincoln Street Boston, MA 02111-2900	Sub-Adviser to the Funds. The Sub-Adviser provides advice regarding asset allocation to AARP Financial for the Funds, rebalances the Funds under the direction of AARP Financial, and manages the day-to-day investment of the Portfolios’ assets.

AARP Financial Incorporated (“AARP Financial” or “Administrator”) Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Funds. The Administrator undertakes numerous administrative functions for the Funds, including

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company (“Sub-Administrator”) One Federal Street, 9th Floor Boston MA 02110	Sub-Administrator for the Funds. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc. (“Distributor”) 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the Funds. The Distributor is responsible for the marketing and sales of the Funds’ shares.

State Street Bank and Trust Company (“Custodian”) John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Funds’ assets. The Custodian is generally responsible for these activities:

•      safekeeping the assets of the Funds;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying Fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company (“Transfer Agent”) 225 Franklin Street Boston, MA 02110

Transfer Agent for the Funds’ shares. The Transfer Agent generally undertakes these responsibilities:

•      maintaining the Funds’ shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the Funds’ shares; and

•      sending information to the Funds’ shareholders such as copies of prospectuses.

KPMG LLP 99 High Street Boston, MA 02110	KPMG LLP serves as the independent registered public accounting firm for the Funds.

MANAGEMENT OF THE TRUST

Trustees and Officers. The table below includes information about the trustees and officers of the Trust, including their:

•	business addresses;

•	ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter C. Clapman 3 Valley Road Scarsdale, NY 10583 Age: 69	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	6	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Lynn E. Turner 10901 West 120th Suite 335 Broomfield, CO 80021 Age: 53	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	6	None.

Interested Trustee
Dawn M. Sweeney(3) 601 E Street, N.W. Washington, DC 20004 Age: 46	Trustee since 2005	President, AARP Services, Inc. (August 2002 – present); Associate Executive Director, Membership, AARP (December 1999 – August 2002).	6	None.

(1)	Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)	The “Fund Complex” consists of the three Funds discussed in this SAI and the three Portfolios, which are not offered in this SAI.

(3)	Ms. Sweeney is considered an interested trustee due to her position as President of AARP Services, Inc., the immediate parent of AARP Financial.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Larry C. Renfro 601 E Street, N.W. Washington, DC 20004 Age: 53	President and Treasurer

President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005);

Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Leilani Sanders Hall 601 E Street, N.W. Washington, DC 20004 Age: 54	Vice President and Chief Compliance Officer	Chief Compliance Officer, AARP Financial (November 2005 – present); Senior Special Adviser, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 – January 2002).

Nancy M. Smith 601 E Street, N.W. Washington, DC 20004 Age: 50	Secretary

Vice President, Investment Services, AARP Financial (October 2005 – Present); Vice President, Investment Services, AARP Services, Inc. (August 2005 – October 2005); Self-Employed Consultant; (February 2002 – July 2005)

Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

Julie Tedesco State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110 Age: 48	Assistant Secretary	Vice President and Senior Counsel of State Street Bank and Trust Company (2000 - present); Counsel of First Data Investor Services Group, Inc., (1994 – 2000).

Thresa Dewar State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 51	Assistant Treasurer	Vice President – Fund Administration of State Street Bank and Trust Company (1997 – present).

(1)	Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Standing Committees of the Board. The Board currently has two standing committees: (1) an Audit Committee and (2) a Nominating and Governance Committee. Currently, each independent trustee serves on each of these two committees and Ms. Sweeney, as an interested trustee, is not a member of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. Neither of the committees met during the 12-months ended December 31, 2005.

Audit Committee. Mr. Turner serves as the Chairman of the Audit Committee. The Audit Committee normally meets at least twice a year and, among other things:

•	oversees the accounting, auditing and financial reporting processes of the Funds;

•	hires (and fires, if needed) the Funds’ independent registered public accounting firm;

•	pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain affiliates of the Funds;

•	reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•	receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by the Funds and any proposed alternative treatments; and

•	investigates any improprieties or suspected improprieties in the operations of the Funds.

Nominating and Governance Committee. Mr. Clapman serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee normally meets at least two times a year and

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding trustee compensation;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and Board committees and recommends improvements, as appropriate;

•	reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Funds and overseeing the management of the Funds; and

•	addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill the vacancy;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration. Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice. In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Funds’ website at www.aarpfunds.com.

Management Ownership of the Funds. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund Complex overseen by each trustee as of                     , 2005.

	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter C. Clapman	None	None
Lynn E. Turner	None	None
Interested Trustee
Dawn M. Sweeney	None	None

*	As of December __, 2005, the Funds had not yet commenced operations.

As of December __, 2005, the Funds had not commenced operations and, consequently, the trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of each of the Funds.

Compensation of Board Members. Independent trustees receive the following compensation for their services to the Fund Complex:

Retainer	$40,000 per year
Attendance at In-Person Board Meetings	$1,000 per day
Attendance at Telephonic Board Meetings	$250 per meeting
Attendance at Committee Meetings	$1,000 per day

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested trustees do not receive any compensation from the Funds for their service on the Board.

The following table summarizes the compensation, including committee fees, paid to the trustees of the Trust, for the 12-month period ended December 31, 2005.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$0	N/A	N/A	$0
Lynn E. Turner	0	N/A	N/A	0
Interested Trustee
Dawn M. Sweeney	0	N/A	N/A	0

(1)	As of the date of this SAI, there were two investment companies in the Fund Complex (the Trust and AARP Portfolios) and six funds in the Fund Complex. As of the date of this SAI, none of the six funds had commenced operations.

SERVICE PROVIDERS

Advisory Services

The Trust

Adviser for the Funds. The Trust has hired AARP Financial to serve as investment adviser to each of the Funds. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the Funds.

Adviser	AARP Financial Incorporated
Agreement	Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, dated December ___, 2005 (“Advisory Agreement”)

Fees	For its services to each of the Funds, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.01% of the Fund’s average daily net assets.

The Advisory Agreement was approved by the Trust’s Board on October 14, 2005. The Advisory Agreement provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Funds. The Adviser’s responsibilities under the Advisory Agreement include:

•	providing the Funds with ongoing investment guidance;

•	providing policy direction to the Funds; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Funds, the primary responsibilities of the Adviser are to (1) consider and make decisions regarding how best to allocate the assets of the Funds among the Portfolios and (2) assure that the Funds remain invested in the Portfolios in the proportions specified in the prospectus for the Funds.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement. Pursuant to this authority, the Adviser has delegated to SSgA FM responsibility for (1) making recommendations to the Adviser as to how best to allocate the assets of the Funds among the three Portfolios and (2) periodically rebalancing the assets of the Funds in the Portfolios so that such assets match the target percentages specified in the prospectus for the Funds. The Adviser pays all fees of SSgA from the fees it receives under the Advisory Agreement. Since the Funds had not commenced operations as of the date of this SAI, to date, the Adviser has not received any fees for services rendered to the Funds.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Funds. The Adviser has agreed to waive its fees and/or reimburse expenses of the Funds and the Portfolios to the extent necessary to limit Total Annual Operating Expenses of the Funds and the Portfolios combined (excluding interest, taxes, and extraordinary expenses) to the following average daily net assets of each Fund through November 1, 2007:

AARP Conservative Fund	0.50%
AARP Moderate Fund	0.50%
AARP Aggressive Fund	0.50%

AARP Financial is a wholly owned subsidiary of AARP Services, Inc., which is a wholly owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is a newly-formed investment adviser with no prior experience as an investment adviser.

Sub-Adviser for the Funds. The Sub-Adviser is not an affiliate of the Trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the Funds and the Portfolios.

Sub-Adviser	SSgA Funds Management, Inc.
Agreement	Investment Sub-Advisory Agreement among the Trust, the Sub-Adviser and the Adviser, dated December ___, 2005 (“Sub-Advisory Agreement”).

Fees	For the Sub-Adviser’s services to each of the Funds, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month equal, to 0.005% of the Fund’s average daily net assets.

The Sub-Advisory Agreement was approved by the Trust’s Board on October 14, 2005. The Sub-Advisory Agreement provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Funds. The Sub-Adviser’s responsibilities under the Sub-Advisory Agreement include:

•	providing the Funds with ongoing investment guidance;

•	providing policy direction to the Funds; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Funds, the primary responsibilities of the Sub-Adviser are to (1) make recommendations to the Adviser as to how best to allocate the assets of the Funds among the three Portfolios and (2) periodically rebalance the assets of the Funds in the Portfolios so that such assets match the target percentages specified in the prospectus for the Funds.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the Trust and the Funds.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the Advisory Agreement. Since the Funds had not commenced operation as of the date of this SAI, to date, no amounts have been paid to the Sub-Adviser for services rendered to the Funds.

AARP Portfolios

Adviser for the Portfolios. AARP Portfolios has hired the Adviser to serve as investment adviser to each of the Portfolios. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the Portfolios.

Adviser	AARP Financial Incorporated

Agreement	Investment Advisory Agreement between the Adviser and AARP Portfolios, on behalf of the Portfolios, dated December ___, 2005

Fees	For its services to each of the Portfolios, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.05% of the Portfolios’ average daily net assets.

The advisory agreement for the Portfolios was approved by the board of trustees of AARP Portfolios on October 14, 2005. The advisory agreement for the Portfolios provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Portfolios. The Adviser’s responsibilities under the advisory agreement for the Portfolios include:

•	providing the Portfolios with ongoing investment guidance;

•	providing policy direction to the Portfolios; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Portfolios’ investment objectives, principal investment strategies, policies and restrictions.

Under the advisory agreement for the Portfolios, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement. Pursuant to this authority, the Adviser has delegated responsibility for the day-to-day management of the Portfolios’ assets to SSgA FM. The Adviser pays all fees of SSgA from the fees it receives under the Advisory Agreement. Since the Portfolios had not commenced operations as of the date of this SAI, to date, the Advisor has not received any fees for services rendered to the Portfolios.

The primary responsibility of the Adviser is to oversee, supervise and monitor the performance of SSgA FM.

Sub-Adviser for the Portfolios. Given the Portfolios’ current structure, the Adviser’s responsibilities with respect to the Portfolios relate primarily to overseeing and monitoring the activities of the Sub-Adviser. The Sub-Adviser currently is responsible for all aspects of the day-to-day management of the Portfolios’ assets.

Sub-Adviser	SSgA Funds Management, Inc.

Agreement	Investment Sub-Advisory Agreement among AARP Portfolios, the Sub-Adviser and the Adviser, dated December ___, 2005.

Fees	For the Sub-Adviser’s services to each of the Portfolios, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month, equal to 0.045% of the Portfolios’ average daily net assets up to $500 million, 0.025% of the Portfolios’ average daily net assets from $500 million to $5 billion, and 0.015% for excess average daily net assets over $5 billion.

The sub-advisory agreement for the Portfolios was approved by the board of trustees of AARP Portfolios on October 14, 2005. The sub-advisory agreement for the Portfolios provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Portfolios. The Sub-Adviser’s responsibilities under the sub-advisory agreement for the Portfolios include:

•	providing the Portfolios with ongoing investment guidance;

•	providing policy direction to the Portfolios; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Portfolios’ investment objectives, principal investment strategies, policies and restrictions.

The Sub-Adviser provides the day-to-day portfolio management of the Portfolios. The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the sub-advisory agreement for the Portfolios, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser and the Portfolios.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the advisory agreement with respect to the Portfolios. Since the Portfolios have no operating history, to date, no amounts have been paid to the Sub-Adviser for services rendered to the Portfolios.

Exemptive Relief. The Trust, AARP Funds and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements. Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the Funds and the Portfolios by one or more investment sub-advisers, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act. However, there can be no assurance that the SEC will grant the exemptive relief.

Portfolio Management Teams. The following employees of the Sub-Adviser make up the portfolio management team for the Funds.

Leilani Sanders Hall, CFA

Ms. Hall, an employee of AARP Financial, serves as a portfolio manager for the Funds. In her capacity as portfolio manager, Ms. Hall is responsible for implementing the Funds’ overall investment program, determining when to rebalance the Funds based upon the advice of SSgA FM and monitoring the rebalancing activities of SSgA FM. Ms. Hall is Chief Compliance Officer of the Trust. Most recently, she served as Senior Special Adviser at the SEC from October 2003 through September 2005. Prior to that, Ms. Hall was a self-employed consultant from January 2002 through October 2003, and she was Senior Vice President of The Pioneer Group, Inc. from March 1995 through January 2002. Ms. Hall has worked in the financial services industry since 1982. Ms. Hall holds a Bachelor of Science in Accounting from Georgia State University and has earned Certified Public Accountant and Chartered Financial Analyst designations.

SSgA’s portfolio management team is lead by Alistair Lowe and includes Michael O. Martel and Eduardo A. Borges. SSgA’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial and is responsible for rebalancing the Funds’ portfolios under the direction of AARP Financial.

Alistair Lowe

Mr. Lowe is a Senior Principal of State Street Global Advisors (“SSgA”) and a Principal of SSgA Funds Management, Inc. (“SSgA FM”). Mr. Lowe is Director of the Global Asset Allocation team. In this role, he oversees the management and development of asset allocation strategies for institutional clients worldwide. His responsibilities include the design and management of portable alpha and other overlay strategies. Most recently, he was Head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. Mr. Lowe is also a member of SSgA’s Investment Committee and Senior Management Group. Prior to joining SSgA in 1996, Mr. Lowe was Senior Vice President of NatWest Investment Management, Inc. During his tenure at NatWest, he developed and managed a wide range of quantitative strategies in developed and emerging equity markets, with a focus on asset allocation. Mr. Lowe has been working in the investment management field since 1985. Mr. Lowe completed an undergraduate degree in Economics and a postgraduate degree in Computer Science at Cambridge University (Churchill College), U.K.

Michael O. Martel

Mr. Martel is a Principal of SSgA and a Principal of SSgA FM. Mr. Martel is a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Masters degrees in both Finance and Business Administration from the Carroll School of Management at Boston College. He also holds a Series 3 license from the National Futures Association.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and a Principal of SSgA FM. Mr. Borges is a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998. Mr. Borges earned a Master of Science in Finance from Suffolk University and a Bachelor of Science in Business Administration with a concentration in finance from the University of Massachusetts at Boston. He is a candidate for Level III of the Chartered Financial Analyst (CFA) program as well as a member of the CFA Institute and the Boston Security Analysts Society.

The following employees of the Sub-Adviser make up the portfolio management teams for the Portfolios.

U.S. Stock Market Portfolio

Deane Gyllenhaal

Mr. Gyllenhaal is a Principal at SSgA and a Principal of SSgA FM. Mr. Gyllenhaal is a Portfolio Manager in the Global Structured Products Team. Prior to assuming his current role, Mr. Gyllenhaal was a member of the Active International Equity Investment Team where he assisted in investment management, research, and product development for the international quantitative strategies. Prior to this, he worked as a member of the Global Structured Products, managing both Emerging and Developed Markets passive strategies. Prior to joining SSgA in 1994, Mr. Gyllenhaal worked at Brown Brothers Harriman as an account manager on international portfolios. Before this, he was employed in State Street’s mutual fund division. Mr. Gyllenhaal has been working in the investment management field since 1990. Mr. Gyllenhaal holds a BS in Finance and Economics from Bentley College, and an MBA from Babson College. He is currently a Level II CFA candidate.

James May, CFA

Mr. May is a Principal of SSgA and a Principal of SSgA FM. Mr. May is a Senior Portfolio Manager in SSgA’s Global Structured Products Team. Mr. May joined SSgA in 1991. Prior to the Global Structured Products Group, Mr. May worked in the SSgA’s Passive U.S. Equity Operations department as a Senior Analyst. As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and Provisional trades. Mr. May also served on the Russell 1000 Advisory Committee at the New York Board of Trade. He has been working in the investment management field since 1989 when he joined State Street Corporation’s Custody operation. Mr. May holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and CFA Institute.

International Stock Market Portfolio

Jeffrey Beach

Mr. Beach is a Principal at SSgA and a Principal of SSgA FM. Mr. Beach is a Portfolio Manager in SSgA’s Global Structured Products Team. He is currently responsible for managing various international equity index funds. He is also responsible for new product development and research. Mr. Beach joined State Street in 1986 and held a number of positions in SSgA’s International Equity Operations Group. He has been working in the investment management field since 1986. Mr. Beach holds a BA in Economics from Amherst College and an MBA from Bentley College.

Kala St. Pierre

Ms. St. Pierre is a Principal at SSgA and a Principal of SSgA FM. Ms. St. Pierre is a Senior Portfolio Manager in SSgA’s Global Structured Products Team. She is responsible for managing both domestic and international equity index portfolios as well as a variety of S&P 500, Russell 3000, ETF and hedged accounts. Additionally, she has been involved in various research and process improvement projects. She is also responsible for a number of client relationships within the Global Structured Products Group. Prior to joining SSgA, Ms. St. Pierre worked in State Street Corporation’s Mutual Funds division in the U.S., as well as in Canada and Germany. She has been in the investment management field since she joined SSgA in 1995. Ms. St. Pierre holds a BS degree in Accounting from Lehigh University and an MBA degree in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society. Ms. St. Pierre is currently a Level III candidate of the Chartered Financial Analyst Program.

U. S. Bond Market Portfolio

John Kirby

Mr. Kirby is a Principal of SSgA and a Principal of SSgA FM. He is head of SSgA’s Fixed Income Index Team. He has managed the product since 1999 and portfolios within the group since 1997. He has been working in the investment management field since 1983 and has more than 15 years of experience in the fixed income markets. Prior to joining SSgA in 1995, Mr. Kirby was with Lowell Blake & Associates in Boston, where he was a Portfolio Manager, responsible for client relations and SSgA’s fixed income investments. Before this he was a portfolio manager/fixed income analyst with Shawmut Bank and asset/liability risk specialist at CambridgePort Savings. Mr. Kirby holds a Bachelors Degree from Boston College and an MBA from the Sawyer School of Management at Suffolk University. He served as a member of a municipal retirement board for ten years and currently serves on the SSgA Fiduciary Advisory Committee and is a member of the Lehman Brothers Index Advisory Council.

Michael J. Brunell

Mr. Brunell is a Principal of SSgA and a Principal of SSgA FM. Mr. Brunell is a member of the Passive Fixed Income Team. Previously, Mr. Brunell was responsible for managing the U.S. Bond Operation group. He has been working in the investment management field since joining SSgA in 1997. Prior to joining the Fixed Income group, Mr. Brunell spent 3 years in the Mutual Funds Custody division of State Street Corp working on the accounting side of various domestic and international equity and bond portfolios. Mr. Brunell received a Bachelor of Science degree in Business Administration from Saint Michael’s College and an MSF from Boston College in May of 2004. He is also a CFA Level II candidate.

Accounts Managed by the Portfolio Managers. The table below identifies, for each portfolio manager of the Funds, the number of accounts managed and the total assets in such accounts, within each of the following categories: (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts.

For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	# of Accounts	Assets ($)	# of Accounts	Assets ($)	# of Accounts	Assets ($)
AARP Conservative Fund
Leilani Sanders Hall
Alistair Lowe
Michael O. Martel
Eduardo A. Borges
AARP Moderate Fund
Leilani Sanders Hall
Alistair Lowe
Michael O. Martel
Eduardo A. Borges
AARP Aggressive Fund
Leilani Sanders Hall
Alistair Lowe
Michael O. Martel
Eduardo A. Borges

Portfolio Management Team Compensation. The compensation of the Adviser’s investment professionals consists of a base salary and an annual performance bonus determined by a combination of individual performance and the success of AARP in meeting its organizational goals. Employees also participate in AARP’s defined benefit plan and are eligible to participate in the defined contribution plan. Periodically, AARP human resources on behalf of the Adviser will evaluate compensation to compare it with other firms in the industry to ensure that compensation levels are competitive.

The compensation of the Sub-Adviser’s investment professionals is based on a number of factors. The first factor considered is the external market. Through an extensive compensation survey process, the Sub-Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. The Sub-Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Sub-Adviser. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Portfolio Management Conflicts of Interest. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolio he or she manages. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Portfolio he or she manages. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. AARP Financial and SSgA FM have adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Portfolio Management Team Fund Ownership. As of the date of this SAI, the Funds had not yet commenced operations. As a result, the portfolio managers for the Funds’ and the Portfolios’ did not own any equity securities in the Funds.

Administration Services

Administrator. In addition to serving as the Adviser to the Funds and the Portfolios, AARP Financial Incorporated also serves as the Administrator to the Funds and the Portfolios. Under the Administration Agreements, the Administrator provides the Funds with general administrative duties associated with the day-to-day operations of the Funds, and monitors and coordinates the activities of the other service providers of the Funds.

Administrator	AARP Financial Incorporated

Agreements	Administration Agreements between the Administrator and the Trust, on behalf of the Funds, and AARP Portfolios, on behalf of the Portfolios, each dated December , 2005 (“Administration Agreements”)

Fees	For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035% of the Funds’ average daily net assets and 0.035% of the Portfolios’ average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Funds’ and the Portfolios’ net asset value (“NAV”), assists in the preparation of financial and tax reports, monitors and tests of portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Funds and the Portfolios. The Administrator will also perform such other services for the Funds and the Portfolios that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

Since neither the Funds nor the Portfolios have any operating history, to date, no amounts have been paid to the Administrator for services rendered to the Funds or the Portfolios.

Sub-Administrator. Under the Sub-Administration Agreements, the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company

Agreements	Sub-Administration Agreements between the Administrator and the Sub-Administrator, with respect to the Funds and the Portfolios, each dated December , 2005 (“Sub-Administration Agreements”)

Fees	For the sub-administrative services, the Sub-Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.0175% of the Funds’ average daily net assets and 0.0175% of the Portfolios’ average daily net assets up to $6 billion, equal to 0.015% of the Funds’ average daily net assets and 0.015% of the Portfolios’ average daily net assets from $6 billion to $8 billion, and equal to 0.012% of the Funds’ average daily net assets and 0.012% of the Portfolios’ average daily net assets in excess of $8 billion.

The duties undertaken by the Sub-Administrator include:

•	providing fund accounting functions, including overseeing the computation of the Funds’ and the Portfolios’ net asset value;

•	assisting in the preparation of financial and tax reports;

•	ongoing monitoring and testing of portfolio compliance; and

•	oversight and review of regulatory affairs and corporate governance.

Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Funds and the Portfolios to the Administrator, as stated in the Sub-Administration Agreements. Since neither the Funds nor the Portfolios have any operating history, to date, no amounts have been paid to the Sub-Administrator for services rendered to the Funds or the Portfolios.

Distribution Services

Distributor. Under the Distribution Agreement, the Distributor, as agent for the Funds, sells shares of the Funds on a continuous basis.

Distributor	ALPS Distributors, Inc.

Agreement	Distribution Agreement between the Distributor and the Trust, on behalf of the Funds, dated December , 2005 (“Distribution Agreement”)

Fees	Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Funds, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements. The Trust has adopted a Distribution and Shareholder Services Plan (“Rule 12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act with respect to each of the Funds. Under the Rule 12b-1 Plan, the Funds may use their assets to finance activities relating to the distribution of their shares and the provision of certain shareholder services. Under the terms of the Rule 12b-1 Plan, the Funds may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Funds for these services.

For each Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of each Fund’s shares, including, but not limited to:

(a)	expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of such Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)	the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)	the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)	the preparation, printing and distribution of sales literature;

(e)	expenditures for sales and distribution support services, including processing new account applications;

(f)	preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)	travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

(h)	the costs of administering the Plan;

(i)	expenses of organizing and conducting sales seminars; and

(j)	retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December __, 2005 to obtain use of the “AARP” name as part of the Funds’ names, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Funds to the public. The Distributor uses a portion of the fees collected from the Funds under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Funds in this regard, which is paid to AARP on a tax free basis. These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial Incorporated under which AARP Financial Incorporated provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan. In particular, AARP Financial Incorporated has agreed to assist the Distributor in its efforts to offer and sell the Funds’ shares by engaging in any combination of the following services: (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Funds and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Agreement, the Distributor has agreed to compensate AARP Financial Incorporated in an amount equal to 0.14% annually of each of the Funds’ average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)	aggregating and processing purchase and redemption orders;

(b)	providing beneficial owners with statements showing their positions in the Funds;

(c)	processing dividend payments;

(d)	providing sub-accounting services for Fund shares held beneficially;

(e)	forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)	receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to each Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Fund (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it (“Independent Plan Trustees”). The Rule 12b-1 Plan may not be amended with respect to any Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such Fund. No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan. The Rule 12b-1 Plan may be terminated at any time with respect to any Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such Fund. As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Funds and their shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Funds to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

As of the date of this SAI, no fees have been paid under the Plan because the Funds have not yet commenced operations.

EXPENSES

The Funds’ service providers bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. Expenses paid by each Fund include, but are not limited to:

•	fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•	fees and expenses of officers and the Board;

•	taxes;

•	interest;

•	legal and auditing fees;

•	brokerage fees and commissions;

•	certain fees and expenses in registering and qualifying each fund and its shares for distribution under federal and state securities laws;

•	expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•	the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•	fidelity bond and directors’ and officers’ liability insurance premiums;

•	the expense of using independent pricing services; and

•	other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust by or under the direction of the Board. The Board determines how to apportion those expenses in a fair and equitable manner. The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies. Because the Funds invest substantially all of their assets in the Portfolios, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Portfolios. Due to the inherent conflict of interest presented in that situation, the Funds will pass through any matters to be approved by shareholders of the Portfolios to the shareholders of the Funds. The Adviser will then vote each Fund’s proxies on matters affecting the Portfolios in direct proportion to the votes received from shareholders of that Fund. In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the Portfolio and 25% of the Fund’s proxies against the proposal.

As a general matter, the board of trustees of AARP Portfolios has delegated to the Adviser responsibility for voting the proxies of the companies held by the Portfolios according to guidelines established by the board of trustees of AARP Portfolios. These policies and procedures seek to use proxy voting as a tool to promote positive returns for long-term shareholders. The foundation of the proxy policies and procedures is that public companies that follow sound corporate governance practices which are responsive to shareholders will in the long run produce better investment returns than companies that do not follow such practices.

The Proxy Voting Policies and Procedures for the Trust and AARP Portfolios are attached as Appendix A to this SAI. The Adviser has adopted the Proxy Voting Policies and Procedures of the Trust and AARP Portfolios.

No later than August 31st of each year, the Funds and the Portfolios will be required to file with the SEC their proxy voting record for the 12-month period ending June 30 on Form N-PX. After June 30, 2006, an annual record of all proxy votes cast for the Funds and the Portfolios during the most recent 12 months or since the inception of the Funds or Portfolios, respectively, can be obtained without charge on the SEC’s website at www.sec.gov. The most recent Form N-PX for the Funds will also be available without charge, upon request, by calling 1-800-958-6457 or visiting www.aarpfunds.com.

Code of Ethics. The Adviser, Sub-Adviser, Distributor, the Trust and AARP Portfolios have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act. The Trust’s and AARP Portfolios’ codes of ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Funds, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Funds or the Portfolios. Under the codes of ethics of the Adviser, the Sub-Adviser and Distributor, any of the Funds access persons covered by such codes of ethics must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Funds’ and Portfolios’ service providers or officers. In addition, the Adviser’s and Sub-Adviser’s codes of ethics establish standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others. There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

Portfolio Transactions and Brokerage. Under the general supervision of the Board, the Adviser or the Sub-Adviser make investment decisions for each of the Funds and Portfolios and oversee the placement of orders.

Each Fund invests all of its assets in the Portfolios. Shares of the Portfolios are purchased or redeemed each day depending on the number of shares of the Funds purchased or redeemed on that day. Shares of the Portfolios are available for purchase by the Funds at their net asset value (“NAV”) without any sales charges, transaction fees, or brokerage commissions being charged.

However, each Portfolio invests in securities that are purchased and sold in transactions with brokers or dealers that may charge a commission. Because the transaction costs associated with these transactions and brokerage practices are indirectly borne by the Funds, a discussion of those practices is included below.

The Sub-Adviser selects broker-dealers to execute transactions on behalf of each of the Portfolios using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

When an investment adviser or sub-adviser causes a fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, the fund may be considered to have paid “soft dollars” for the brokerage and research services provided by the broker-dealer. The Board of Trustees of the Funds and the board of trustees of the Portfolios have adopted a policy that prohibits the Sub-Adviser from causing the Funds or the Portfolios to execute transactions with broker-dealers in order to generate soft dollar credits to pay for the brokerage and research services provided by the broker-dealer. However, there will be occasions when the Sub-Adviser, in the exercise of its duty to seek best execution, determines that a broker-dealer that furnishes brokerage and research services for a higher commission than that which might be charged by another broker-dealer for effecting the same transaction will in fact provide the best execution available under the circumstances. In that event, the Funds or the Portfolios may receive research that was not being considered by the Sub-Adviser as part of its efforts to seek best execution and part of the commission paid may be considered “soft dollars.” Unsolicited research might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the unsolicited research provided by such brokers may or may not be useful to the Sub-Adviser in connection with the Sub-Adviser’s services to the Funds, the Portfolios or the Sub-Adviser’s other clients. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the advisory fees payable to the Adviser by the Portfolios or the sub-advisory fee payable to the Sub-Adviser by the Adviser. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Sub-Adviser will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

Each of the Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Sub-Adviser believes such practice to be in the Portfolio’s best interests.

Investment decisions for each Portfolio and for other investment accounts managed by the Sub-Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Sub-Adviser believes to be equitable to each such account. Although the Sub-Adviser seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Portfolios or the size of the position obtained or sold by the Portfolios. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. However, the Sub-Adviser must designate that Portfolio shares included in any aggregated trade may not be used to generate soft dollar credits.

The Portfolios will not purchase any securities while the Adviser or Sub-Adviser or any affiliated person (as defined in the Investment Company Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the Investment Company Act.

Under the Investment Company Act, the Adviser, Sub-Adviser, the Distributor and their affiliates are prohibited from knowingly dealing with the Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Information on brokerage commissions paid by the Portfolios and their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) is not provided because the Portfolios have not commenced operations prior to the date of this SAI.

Turnover Rate. The turnover rate of each Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year.

Information on the turnover rate of each of the Funds is not provided because the Funds had not commenced operations prior to the date of this SAI. Significant changes in turnover rates from year to year are primarily due to varying levels of purchase and redemption activity in a Funds’ shares in order to rebalance the Funds.

Disclosure of Portfolio Holdings. The Funds and the Portfolios have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds and the Portfolios (“Disclosure Policy”). The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Funds and the Portfolios, to prevent the selective disclosure of the information, and to ensure compliance by the Funds and the Portfolios with the federal securities laws, including the Investment Company Act. The Funds, the Portfolios and their service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Funds or the Portfolios may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust or AARP Portfolio, as applicable. This prohibition does not apply to information sharing with the Funds’ and Portfolios’ service providers, including advisers and sub-advisers to the Funds and Portfolios, independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds and the Portfolios. These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds’ shares, third-party service providers other than the service providers identified on pages 2-3 of this SAI and counsel to the Funds identified under the heading “Other Information – Legal Counsel”, rating and ranking organizations and affiliated persons of the Funds and Portfolios. However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

As a matter of regular course, the Funds and the Funds’ service providers have access to information regarding the holdings of each of the Portfolios on a daily basis. However, the Funds’ and their service providers are restricted from disclosing such information except in accordance with the Disclosure Policy as it relates to the Portfolios. In each instance listed in this paragraph, the disclosure of portfolio holdings of the Funds or the Portfolios may be without any lag.

The chief compliance officer of the Trust and AARP Portfolios is responsible for ensuring that the Funds and the Portfolios have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Funds’ and the Portfolios’ compliance with the Disclosure Policy.

Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust or AARP Portfolios upon determining that the exception is in the best interests of the Funds or the Portfolios, as applicable, and their shareholders. The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the affected Funds or Portfolios at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ or the Portfolios’ shareholders on one hand and the Funds’ or the Portfolios’ investment adviser, sub-adviser or any affiliated person of the Funds or the Portfolios on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer. If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

Quarterly Disclosures by the Portfolios. The Portfolios will publicly disclose the complete schedule of each Portfolio’s holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Portfolio’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Portfolios at 1-800-958-6457. Each Portfolio’s holdings will be posted at www.aarpfunds.com after the Portfolios have filed the required information with the SEC.

The Portfolios file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

In order to facilitate the review of the Portfolios by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, each Portfolio or AARP Portfolios may from time to time, to the extent permitted under applicable law, distribute non-public information regarding a Portfolio, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information. Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Portfolios’ non-public information provided is the confidential property of the Portfolios and may not be used for any purpose except in connection with the provision of services to the Portfolios and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Portfolios, the recipient of the non-public information shall promptly return or destroy the information. The Portfolios do not receive compensation or consideration in connection with the distribution of non-public portfolio information. In each instance listed in this paragraph, the disclosure of portfolio holdings of the Portfolios may be without any lag.

Quarterly Disclosures by the Funds. The Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Funds at 1-800-958-6457. Each Fund’s holdings will be posted on the Funds’ Web site, www.aarpfunds.com, after the Funds have filed the required information with the SEC.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calculation of Net Asset Value. The prospectus discusses the method the Funds use to calculate their NAV per share and the time when such calculations are made. The Funds use the NAV per share of the Portfolios calculated by the Portfolios in order to price the Funds’ shares. Included below is a description of the procedures used by the Portfolios in valuing their assets. Equity securities traded on a national securities exchange, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there were no sales of such securities on the date of valuation, but where closing bid and asked prices for such day are available, then such securities may be valued, subject to approval by pricing committee of AARP Portfolios, which is made up of officers of the Trust and employees of the Adviser as designated from time to time by management of the Adviser and ratified by the Board, at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price (“NOCP”). The NOCP will be calculated at 4:00:02 p.m. Eastern time on each business day as follows: (a) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (b) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Bonds are valued at the evaluated bid prices.

In the event that market quotations, as described above, are not readily available for any security, the security may be valued using pricing services or broker-dealer quotations. Each of the Portfolios may employ pricing services selected by the Adviser or Sub-Adviser, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers that are known to follow the issue.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by (a) the relevant exchange rate and (b) the conversion rate of the Depositary Receipt to one share of its underlying security.

If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS” traded securities the closing price will be the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Portfolio’s NAV that is likely to materially affect the value of any foreign security held by the Portfolio (i.e., a “significant event”), the security will be valued by AARP Portfolios’ pricing committee, using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the pricing committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Portfolio’s portfolio management team will not serve on the pricing committee in a voting capacity with respect to any pricing determination for that Portfolio. The pricing committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The pricing committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the pricing committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the pricing committee may act on behalf of the full pricing committee when the other members are not readily available to participate in the determination before the applicable deadline. The pricing committee is required to report any fair valuations of the Portfolios’ securities to the board of trustees of the Portfolios as soon after it determines such a fair value price as is practicable.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

In addition to fair valuations made by the pricing committee with respect to significant events, restricted and illiquid securities and securities and assets for which a current market price is not readily available will be valued by the pricing committee at their fair value pursuant to pricing procedures adopted by the board of trustees of AARP Portfolios.

Minutes of all pricing committee meetings are provided to the board of trustees of AARP Portfolios at its next regularly scheduled meeting. The pricing committee, in its discretion, may request the input of the board of trustees of AARP Portfolios on any particular issue.

All cash, receivables and current payables are carried on each Portfolio’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the board of trustees of AARP Portfolios.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases. As described in the prospectus, shares of the Funds may be purchased in a number of different ways. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary. The Funds may authorize one or more financial service institutions to receive on their behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Funds. To the extent permitted by law, a Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at a Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form. The Funds consider purchase, exchange or redemption orders to be in “good form” when they receive all required information, including properly completed and signed documents. Redemption proceeds are paid in cash.

The Funds may authorize one or more financial service institutions to receive redemption orders on their behalf. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Funds. To the extent permitted by law, the Funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Involuntary Redemptions. Each Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•	the Fund or a class of its shares are to be terminated;

•	the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•	the shareholder fails to pay when due the full purchase price of shares issued to him;

•	it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity;

•	the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI. An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE PORTFOLIOS

Each Fund is a diversified mutual fund that invests all of its assets in shares of the Portfolios, each of which in turn, invest in a variety of securities. Additional information regarding the characteristics of certain of the Portfolios’ investments and the risks associated with those investments is discussed below. Each Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of a Fund’s outstanding shares and without prior notice. All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Funds will achieve their objectives.

The Portfolios

Currently there are three Portfolios in AARP Portfolios. The investment objective and principal investment strategies of each Portfolio are set out below.

The U.S. Stock Market Portfolio seeks to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The U.S. Stock Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in stocks traded on stock exchanges in the United States.

The International Stock Market Portfolio seeks to produce the returns provided by the MSCI Europe, Australasia and Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio. The International Stock Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in stocks trading outside of the United States.

The U.S. Bond Market Portfolio seeks to produce the returns provided by the Lehman Brothers Aggregate Bond Index, before deduction of expenses of the Portfolio, by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. The U.S. Bond Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in bonds traded on the United States bond market.

If any of the Portfolios determines to change its 80% indicated above, it will provide at least 60 days’ prior notice to the affected Portfolios’ shareholders.

To the extent consistent with its investment objective and restrictions (set forth near the end of the text that follows), each Portfolio may invest in the following instruments and use the following techniques. Note that while the instruments and techniques are divided into Cash, Stocks, Bonds and Derivatives many belong in multiple categories. Be sure to read all the information as each Fund can hold all the instruments and use all the techniques as each Fund invests in all of the Portfolios.

Cash

Temporary Defensive Position. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, a Portfolio may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term investments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

Cash Sweep Program. Each Portfolio may participate in a Cash Sweep Program. In the Cash Sweep Program, uninvested cash balances are used to purchase shares of money market funds. The Cash Sweep Program reduces the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings.

Local Currency. Each Portfolio may invest excess cash positions in local currencies (non-U.S. currencies) to more closely approximate benchmark performance. Investing directly in local currency also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment or payment of interest.

Cash Reserves. Each Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (a) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (b) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by Standard & Poor’s Rating Group (“S&P”) or, if unrated, of comparable quality in the opinion of the Sub-Adviser; (c) commercial paper; (d) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (e) repurchase agreements. At the time a Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-Adviser.

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”). Each Portfolio may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolios will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser or Sub-Adviser, as applicable, considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolios may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to compensate the Portfolios fully.

Reverse Repurchase Agreements. The Portfolios may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which a Portfolio provides securities as collateral. Under a reverse repurchase agreement, the Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest will be segregated by the Portfolio’s custodian on the Portfolio’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Portfolio’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper. Each Portfolio may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933

(“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to a Portfolio’s percentage limitations on illiquid securities when the Adviser or Sub-Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The Portfolios may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Foreign Currency Exchange Contracts. The International Stock Market Portfolio and the U.S. Stock Market Portfolio, to a lesser extent, may invest in foreign currency exchange contracts. The Portfolios have the authority to deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. A Portfolio’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

Stocks

Foreign Securities. The International Stock Market Portfolio and the U.S. Stock Market Portfolio may invest in securities of foreign issuers. Investments in foreign securities involve risks of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

The value of the foreign securities held by the Portfolios may be significantly affected by changes in currency exchange rates. Each Portfolio endeavors to buy and sell foreign currencies on favorable terms. Price spreads on currency exchange (to cover service charges) may be incurred, particularly when a Portfolio changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Each Portfolio may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

Convertible Securities. Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Of course, there can be no assurance of current income because issuers may default on their obligations. And there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of this conversion feature, the Portfolios consider some convertible securities to be equity securities.

The price of a convertible security will fluctuate in some relationship to changes in the price of the underlying asset. A convertible security is subject to risks in relation to the activities of the issuer and general market and economic conditions. The income payments typically paid on a convertible security may cushion the security against declines in the price of the underlying asset. However, the income stream from these payments causes fluctuations based on changes in interest rates and the credit quality of the issuer. Normally, the value of a convertible security is a function of its yield in comparison with yields of the other securities of comparable maturity and quality that do not have a conversion privilege and its market value worth if converted or exchanged into the underlying common stock.

The convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Portfolios is called for redemption, the Portfolios will be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. The Portfolios typically invest in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option or convert unless the security is called or conversion is forced.

Restricted and Illiquid Securities. Each Portfolio may invest in restricted or illiquid securities, including Rule 144A securities. Rule 144A securities are securities that are privately placed with and traded among qualified investors rather than the general public. Although Rule 144A securities are considered restricted securities, they may not necessarily be illiquid. Each Portfolio will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. Each Portfolio may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. As a matter of non-fundamental policy, the Portfolios may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REITs. Each Portfolio may invest in real estate investment trusts (“REITs”). Equity REITs are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate and their value depends upon that of the underlying properties. Mortgage REITs are defined as REITs with 75% or more of their gross invested in book assets invested directly or indirectly in mortgages. Mortgage REITs make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are defined as not meeting the equity or mortgage tests. The values of REITs are also affected by management skill, cash flow, and tax and regulatory requirements.

Lending of Fund Securities. Each Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Portfolio. A Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. A Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, a Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Forward Commitments. Each Portfolio may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Portfolio of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on a Portfolio’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Portfolio to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Exchange Traded Funds. Each Portfolio may purchase shares of exchange-traded funds, “ETFs.” Typically, a Portfolio would purchase shares to obtain exposure to all or a portion of the stock or bond market. ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as a Portfolio investing in other investment company shares. The price of an ETF can fluctuate over a wide range, and a Portfolio could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks to investment companies: the market price of the ETF’s shares may trade at a discount to their NAV, and active trading market for the ETF’s shares may not develop enough to ensure liquidity, and the ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Bonds

Investment-Grade Bonds. Each Portfolio may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization or, if unrated, are determined by the Adviser or Sub-Adviser, as applicable to be of comparable quality. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics. A description of the applicable credit ratings is set forth in Appendix B to this SAI.

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.

Variable and Floating Rate Securities. Each Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Mortgage-Backed and Mortgage-Related Securities. The U.S. Bond Market Portfolio may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Commercial Mortgage-Backed Securities. The U.S. Bond Market Portfolio may invest in commercial mortgage-backed securities (“CMBS”). CMBS are securities created from a pool of commercial mortgage loans. Interest and principal payments from these loans are passed on to the investor according to a particular payment scheme. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the particular deal structure. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing from the underlying asset. Classes could include floating interest rates or a scheduled amortization of principal. The individual class is primarily rated based on the degree of seniority or subordination within the entire deal structure. The value of these securities may change because of actual or perceived changes in the creditworthiness of any of the participants in the underlying pool of commercial mortgages including the individual borrowers, their tenants, servicing agent, and the real estate itself.

GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”). The U.S. Bond Market Portfolio may invest in Ginnie Maes. Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates (“Freddie Macs”). The U.S. Bond Market Portfolio may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”). The U.S. Bond Market Portfolio may invest in Fannie Maes. Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls. The U.S. Bond Market Portfolio may enter into “forward roll” transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Portfolio will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the Portfolio’s repurchase agreement counterparties. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

U.S. Government Securities. Each Portfolio may purchase U.S. Government securities. The types of U.S. Government obligations in which each Portfolio may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following:

(1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

When-Issued Securities. Each Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Portfolio’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. When entering into a when-issued transaction, the Portfolios will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolios may be disadvantaged.

Securities purchased on a when-issued basis and held by a Portfolio are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s NAV.

When payment for when-issued securities is due, a Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

TBAs. The U.S. Bond Market Portfolio may invest in TBAs (to be announced) contracts which are contracts to buy or sell mortgage backed securities which will be delivered at agreed-upon dates in the future. TBAs involve risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Zero Coupon Securities. The U.S. Bond Market Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), the Portfolios must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Portfolio will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Portfolio may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Portfolio. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell such securities at such time.

The U.S. Bond Market Portfolio may invest in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset-Backed Securities. The U.S. Bond Market Portfolio may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by the Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Treasury Inflation-Protection Securities. The U.S. Bond Market Portfolio may invest in Treasury Inflation –Protection Securities (“TIPS”), a type of inflation-indexed Treasury security. TIPS provide for semiannual payments of interest and payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and payment date based on the Consumer Price Index for All Urban Consumers. Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation. TIPS also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation adjusted principal amount for the maturity date.

Derivatives

A derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Some derivative structures are index or structured securities whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators. Some derivatives securities, such as mortgage-related and other asset-backed securities, are fundamentally like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are many types of derivatives and multiple ways to use them in each Portfolio. For example, futures and options are commonly used for hedging purposes to attempt to protect the Portfolios from the exposure to changing interest rates, securities prices, or currency exchange rates. They can also be used as a relatively low cost method of gaining exposure to a particular securities market without investing directing in those securities.

There are risks associated with investing in derivative securities. These risks include the possibility that there may be no liquid secondary market, or that the exchange may limit price fluctuations, that the underlying security, interest rate, market index or other financial asset will not move in the direction anticipated, the risk that the counterparty may not perform its obligations, or that the adverse price movements can result in a loss substantially greater than each Portfolio’s initial investment.

American Depositary Receipts and European Depositary Receipts. The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) of foreign corporations. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are issued by European financial institutions for trading primarily in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or un-sponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In un-sponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and un-sponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying un-sponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. However, by investing in ADRs rather than directly in a foreign issuer’s stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.

Options on Securities and Securities Indices. Each Portfolio may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Portfolios may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Swap Agreements. Swap agreements are two party contracts entered into primarily for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or the difference in rates of return) earned or realized on particular predetermined investments or instruments, which may then be adjusted for an interest factor. The gross returns to be swapped between the two parties are generally calculated with respect to a notional amount. This notional amount is the return or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. Forms of swap agreements include, for example:

•

Interest Rate Swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. Each Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. Each Portfolio intends to use these transactions as a hedge and not as a speculative investment.

•	Credit Default Swaps. Credit default swaps enable a Portfolio to buy or sell protection against a credit swap agreements to hedge an existing position by purchasing or selling credit protection. Each Portfolio would use the swap to buy or sell protection against a credit even of a specific issuer or basket of securities. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•	Total Return Swaps. Each Portfolio may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to a Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the Portfolio.

Each Portfolio’ return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser or Sub-Adviser, as applicable, will cause a Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines approved by the board of trustees of AARP Portfolios. The swap market is a relatively new market and is largely unregulated.

Futures Contracts and Options on Futures. Each Portfolio may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Portfolio is required to deposit an initial margin with the custodian for the Portfolio, for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that a Portfolio will honor its futures commitments. Subsequent payments (called “variation margin”) to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. No Portfolio will commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Investment Limitations

Each Fund and each Portfolio is subject to the investment limitations enumerated in this section, which may be changed with respect to the Fund or Portfolio only by a vote of the holders of a “majority of the outstanding voting securities” of the Fund or Portfolio. For this purpose, a majority of the outstanding voting securities of a Fund or Portfolio means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b)

of more than 50% of the outstanding voting securities of such company, whichever is less. As a matter of fundamental policy, each Fund and each Portfolio:

1.	May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund or Portfolio to: (a) enter into commitments to purchase securities in accordance with the Fund’s or Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act of 1933 (“1933 Act”), except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund or Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund or Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund or Portfolio may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund or Portfolio as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund or Portfolio may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.	May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing:

(a) this limitation will not apply to the Fund’s or Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s or Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund or Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if a Fund’s or Portfolio’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s or Portfolio’s investments, the Fund or Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund or Portfolio. Otherwise, a Fund or Portfolio may continue to hold a security even though it causes the Fund or Portfolio to exceed a percentage limitation because of fluctuation in the value of the Fund’s or Portfolio’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. Each Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code. As a RIC, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

At the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met by the Fund and also by the corporate shareholder. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains. The tax law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the Funds receive qualified dividend income. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Funds generally can pass the tax treatment of qualified dividend income they receive through to Fund shareholders. For the Funds to receive qualified dividend income, the Funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the Funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the applicable Fund.

The provisions of the Internal Revenue Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2008. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Distributions from the Funds attributable to investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Funds will be able to designate separately distributions of any qualifying long-term capital gains or qualifying dividends earned by a Fund that would be eligible for the lower maximum rate. Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although each Fund expects to qualify as a “RIC” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Options and Futures Contracts. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a Fund that did not engage in such hedging transactions.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations -“Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Each of the Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation. Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Funds.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust. Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.” Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.” Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005 (“Declaration of Trust”), the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes. The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose. Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Fund.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative NAVs of the Fund and any other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of such Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Funds will vote together in the aggregate and on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders’ meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)	divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)	issue shares without limitation as to number (including fractional shares) to such Persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)	establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)	divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)	issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)	change the name of any series or class thereof;

(g)	dissolve and terminate any one or more series or classes thereof; and

(h)	take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act. The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more Fund is to vote separate from any other Fund(s), one-third (33-1/3%) of the outstanding shares of each such Fund entitled to vote shall constitute a quorum at a shareholders’ meeting of that Fund. Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any Fund shall vote as a whole, then a majority of the outstanding shares of that Fund voted on the matter shall decide that matter insofar as that Fund is concerned. In any vote submitted to shareholders of a Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability. The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder. Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds and the independent trustees.

Independent Registered Public Accounting Firm. The Trust has engaged KPMG LLP, 99 High Street, Boston, MA, 02110, to be the independent registered public accounting firm for the Trust. KPMG LLP has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities. As of the date of this SAI, AARP Services, Inc. owned 100% of the shares of each Fund and, therefore, may be deemed to have controlled the Funds as of the date of this SAI.

Registration Statement. This SAI and each Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to each Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in each Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Operating Expenses of the Funds and the Portfolios. Unless otherwise noted, a Funds’ expense ratio, identified as “Annual Operating Expenses of the Funds and the Portfolios” in the prospectus expense tables, reflects a Fund’s estimated operating expenses for the current fiscal year plus the Fund’s estimated percentage of each Portfolio’s estimated operating expenses for the current fiscal year as a percentage of such Fund’s average net assets for the year. Because the percentage is based on a Fund’s “average” net assets over a period of one year which has been estimated since such Fund has no historical information as of the date of this SAI, it does not identify what the expense ratio would be at asset levels that differ from the estimated average, and the estimated average may not accurately reflect the actual average net assets of such Fund. Asset levels that are substantially higher or lower than the estimated average may result in substantially lower or higher expense ratios. A Fund, with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include, among others, transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

AARP Funds

Statement of Assets and Liabilities

December 21, 2005

	AARP Conservative Fund	AARP Moderate Fund	AARP Aggressive Fund
ASSETS
Cash	$33,000	$33,000	$34,000

LIABILITIES	$0	$0	$0

NET ASSETS	$33,000	$33,000	$34,000

Shares Outstanding	3,300	3,300	3,400

Net asset value, per share	$10	$10	$10

The accompanying notes are an integral part of the financial statement.

AARP Funds

Notes to Statement of Assets and Liabilities

December 21, 2005

Note 1 – Organization

The AARP Funds is a trust (“the Fund”) organized and registered with the State of Delaware as a statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company which will offer its shares in separate series.

The AARP Conservative Fund’s investment objective seeks current income with some growth of capital.

The AARP Moderate Fund’s investment objective seeks a balance of growth of capital and current income.

The AARP Aggressive Fund’s investment objective seeks growth of capital and some current income.

Note 2 – Significant Accounting Policies

(a)	Valuation of Cash: Cash is valued at cost, which approximates market value.

(b)	Federal Taxes: The Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision will be required.

Note 3—Investment Advisory Fee and Other Affiliated Transactions

The organizational expenses of AARP Funds are being borne directly by AARP Financial Incorporated (“AFI”) that expects to serve as investment adviser to the Fund.

As compensation for AFI’s services, the Fund will pay AFI a management fee at an annual rate of 0.01% of the Fund’s average daily total assets as defined in the expected Investment Advisory Agreement between the Fund and AFI.

AFI also expects to serve as administrator to the Fund. As administrator, AFI provides the Fund certain administrative and accounting services and is expected to be paid an annual fee of 0.035% of the Fund’s average daily total assets.

The Funds expect to have a distribution agreement with ALPS Distributor, Inc (“ALPS”). ALPS is expected to act as the principal underwriter for the shares issued by the Fund. For these distribution services ALPS will be paid an annual fee of 0.20% of the Fund’s average daily total assets from which ALPS will pay AARP a 0.05% royalty fee and in an expected separate service agreement between ALPS and AFI, ALPS will pay AFI 0.14% for various distribution services.

AFI also expects to serve as investment adviser to AARP Portfolios (“Portfolio”). As compensation for AFI’s services, the Portfolio expects to pay AFI a management fee at an annual rate of 0.05% of the Portfolio’s average daily total assets.

AFI also expects to serve as administrator to the Portfolio. As administrator, AFI provides the Portfolio certain administrative and accounting services and is expected to be paid an annual fee of 0.035% of the Portfolio’s average daily total assets.

Note 4 – Service Providers

The Fund expects to retain State Street Bank and Trust Company as custodian, transfer agent and sub-administrator. SSgA Funds Management, Inc is expected to be the sub-adviser to the Fund. The Fund expects to have a distribution agreement with ALPS Distributor, Inc.

The Portfolio expects to retain State Street Bank and Trust Company as custodian, transfer agent and sub-administrator. SSgA Funds Management, Inc is expected to be sub-adviser to the Portfolio. The Portfolio expects to have a placement agreement with ALPS Distributor, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

AARP Funds:

We have audited the accompanying statement of assets and liabilities of AARP Conservative Fund, AARP Moderate Fund, and AARP Aggressive Fund (“the Funds”), each a series of the AARP Funds, as of December 21, 2005. The statement of assets and liabilities is the responsibility of the Funds’ management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit of the statement of assets and liabilities also includes examining, on a test basis, evidence supporting the amounts and disclosures in that statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position the AARP Conservative Fund, AARP Moderate Fund, and AARP Aggressive Fund, as of December 21, 2005, in conformity with U.S. generally accepted accounting principles.

/S/    KPMG LLP

Boston, Massachusetts

December 21, 2005

APPENDIX A: AARP FUNDS/AARP PORTFOLIOS PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction

AARP Financial Incorporated (the “Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”). AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended.

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser discretionary investment management authority with respect to the assets held in the client’s portfolio (which includes proxy voting authority) and has directed the Adviser to implement theses Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting shares owned by such advisory clients over which the Adviser has discretionary voting authority. These Policies and Procedures may be revised from time to time, however, any material amendments must be approved by the Board of Trustees of the Trusts.

II.	The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser. The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated. The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III.	AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Portfolios. Due to the inherent conflict of interest presented in that situation, the Funds will pass through any matters to be approved by shareholders of the Portfolios to the shareholders of the Funds. The Adviser will then vote each Fund’s proxies on matters affecting the Portfolios in direct proportion to the votes received from shareholders of that Fund.

IV.	AARP Portfolios

A.	General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers. As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities. AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

As a matter of policy, the Adviser:

1.	Votes all proxies in the best interest of the Portfolios.

2.	Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.	Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.	Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.	Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

B.	Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. The Proxy Manager reviews each proxy to assess the extent to which there may be a potential conflict of interest. A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company. In an effort to identify potential conflicts of interest, the Compliance Department will prepare a list of the Adviser’s clients and vendors, and list of companies with which AARP Services Inc. and AARP have material business relationships, and provide that list to the Proxy Manager. The Compliance Department will periodically update this list as new information becomes available. All personnel are required to contact the Proxy Manager about any apparent conflicts of interest, including apparent conflicts of interest involving personal relationships. Apparent conflicts are reviewed by the Proxy Manager to determine if there is a conflict, and if so, whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the Proxy Manager, which will resolve the conflict and direct the vote. In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Funds, in accordance with these Policies and Procedures. If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question and the matter will be referred to the Board of Trustees of AARP Portfolios for a determination as to how the proxy should be voted. The Proxy Manager will record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Manager’s decision with respect to any conflict of interest.

VI.	Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VII.	Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:

(1)	All proxy voting policies and procedures.

(2)	A copy of each proxy statement it receives regarding client securities.

(3)	A record of each vote cast by the Adviser on behalf of a client.

(4)	A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)	A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)	Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Adviser.

Dated: December 8, 2005

APPENDIX B: RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation(“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

APPENDIX C – INFORMATION REGARDING THE USE OF MORGAN STANLEY CAPITAL INTERNATIONAL (“MSCI”) INDEXES

The Portfolios are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by AARP Financial Incorporated. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Portfolios or any other person or entity regarding the advisability of investing in funds generally or in the Portfolios particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Portfolios or the issuer or owners of the Portfolios or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the issuer or owners of the Portfolios or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Portfolios to be issued or in the determination or calculation of the equation by or the consideration into which the Portfolios are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the Portfolios or any other person or entity in connection with the administration, marketing or offering of the Portfolios.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI Parties warranties or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, form the use of any MSCI index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even it notified of the possibility of such damages.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Amended and Restated Certificate of Trust dated December 12, 2005.

	(2)	Amended and Restated Declaration of Trust dated December 12, 2005.

(b)		Amended and Restated Bylaws dated December 12, 2005.

(c)		See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws made as of December 12, 2005. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of AARP Funds dated December 12, 2005.

(d)	(1)	Form of Investment Advisory Agreement with AARP Financial Incorporated.

	(2)	Form of Investment Sub-Advisory Agreement with SSgA Funds Management, Inc..

(e)		Form of Distribution Agreement with ALPS Distributors, Inc..

(f)		Not Applicable.

(g)		Form of Custodian Agreement with State Street Bank and Trust Company.

(h)	(1)	Form of Administration Agreement with AARP Financial Incorporated.

	(2)	Form of Transfer Agent Agreement with State Street Bank and Trust Company.

(i)		Opinion and Consent of Counsel.

(j)		Consent of Independent Registered Public Accounting Firm.

(k)		Not Applicable.

(l)		Subscription/Purchase Agreement(s) with AARP Services Inc.

(m)		Form of Distribution and Service Plan.

(n)		Not Applicable.

(o)		Reserved.

(p)	(1)	AARP Funds’ Code of Ethics.

	(2)	Code of Ethics of AARP Financial Incorporated.

	(3)	Code of Ethics of SSgA Funds Management, Inc.

	(4)	Code of Ethics of ALPS Distributors, Inc.

Item 24.	Persons Controlled by or Under Common Control with the Fund

The AARP Aggressive Fund, the AARP Moderate Fund and the AARP Conservative Fund (together the “Funds”) were not open for investment prior to the date of this Part C filing and therefore, at that time, no person owned of record or was known by the Funds to own beneficially 5% or more of any class of the Funds. At the time that the Funds will open for investment, seed capital will be invested by persons or entities to launch the Funds. The Trust will file an audit of such seed capital by pre-affective amendment.

Item 25.	Indemnification

The Registrant’s Declaration of Trust made as of October 3, 2005, Article VII, Section 3, provides as follows:

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph 1 above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

The Registrant’s Statement of Additional Information provides additional information in the section entitled “More About the Trust”.

Item 26.	Business and Other Connections of the Investment Adviser

AARP Financial Incorporated is a registered investment adviser. AARP Financial Incorporated serves as investment adviser to the Retirement Readiness Funds and provides investment supervisory services. Information as to the officers and directors of AARP Financial Incorporated is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No.             -                    ) and is incorporated herein by reference.

SSgA Funds Management Inc. serves as the sub-adviser for the Retirement Readiness Funds pursuant to a sub-advisory agreement. The sub-adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of State Street Corporation, a publicly-held bank holding company. Information as to the officers and directors of the sub-adviser is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-60103).

Item 27.	Principal Underwriters

Item 27.	Principal Underwriters

(1)	The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, Select Sector SPDRS Trust, DIAMONDS Trust, PowerShares Exchange- Traded Funds Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Ameristock Mutual Fund, Inc., W.P. Stewart & Co. Growth Fund, Inc., Accessor Funds, Inc., BLDRS Index Fund Trust, Drake Funds, Wasatch Funds, Williams Capital Liquid Assets Fund, First Funds, Agile Funds, The Henssler Funds, Inc., CornerCap Group of Funds and Milestone Funds.

3

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

W. Robert Alexander	None	Director, Chairman of the Board, Chief Executive Officer

Thomas A. Carter	None	Managing Director-Sales and Finance and Treasurer

Edmund J. Burke	None	Director and President

Jeremy May	None	Managing Director-Operations and Client Services and Secretary

Rick A. Pederson	None	Director

Robert Szydlowski	None	Chief Technology Officer

Dan Dolan	None	Vice-President, Director of Wealth Management Strategies

Tané T. Tyler	None	Chief Legal Officer

Bradley J. Swenson	None	Chief Compliance Officer

*	All Addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer, Pricing and Bookkeeping Agent; (f) Administrator; (g) Sub-Administrator and (h) Custodian. The address of each is as follows:

(a)	Registrant Retirement Readiness Funds 601 E Street, N.W. Washington, DC 20004

(b)	Investment Adviser AARP Financial Incorporated Two Highwood Drive 2nd Floor Tewksbury, MA 01876

(c)	Sub-Adviser SSgA Funds Management Inc. One Lincoln Street Boston, MA 02111-2900

(d)	Principal Underwriter ALPS Distribution, Inc. 370 17th Street, Suite 3100 Denver, CO 80202

(e)	Transfer Agent State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

(f)	Administrator AARP Financial Incorporated Two Highwood Drive 2nd Floor Tewksbury, MA 01876

(g)	Sub-Administrator State Street Bank and Trust Company One Federal Street, 9th Floor Boston MA 02110

(h)	Custodian State Street Bank and Trust Company John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Registrant hereby undertakes to file an amendment to its registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons pursuant to Section 14(a)(3) of the Investment Company Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, and District of Columbia, on the 22nd day of December, 2005.

AARP Funds

By	/s/ LARRY C. RENFRO
Larry C. Renfro
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ LARRY C. RENFRO Larry C. Renfro	President and Treasurer (Principal Executive and Principal Financial Officer)	December 22, 2005

/s/ PETER C. CLAPMAN Peter C. Clapman	Trustee	December 22, 2005

/s/ DAWN M. SWEENEY Dawn M. Sweeney	Trustee	December 22, 2005

/s/ LYNN E. TURNER Lynn E. Turner	Trustee	December 22, 2005

EXHIBIT LIST

(a)	(1)	Amended and Restated Certificate of Trust Dated December 12, 2005.

(a)	(2)	Amended and Restated Declaration of Trust Dated December 12, 2005.

(b)	(1)	Amended and Restated By-Laws dated December 12, 2005.

(d)	(1)	Form of Investment Advisory Agreement with AARP Financial Incorporated

	(2)	Form of Investment Sub-Advisory Agreement with SSgA Fund Management Inc.

(e)		Form of Distribution Agreement with ALPS Distributors, Inc.

(g)		Form of Custodian Agreement with State Street Bank and Trust Company

(h)	(1)	Form of Administration Agreement with AARP Financial Incorporated

	(2)	Form of Transfer Agent Agreement with State Street Bank and Trust Company

(i)		Opinion and Consent of Counsel

(j)		Consent of Independent Registered Public Accounting Firm

(l)		Subscription/Purchase Agreement(s) with AARP Services Inc.

(m)		Form of Distribution and Service Plan

(p)	(1)	AARP Funds’ Code of Ethics

	(2)	Code of Ethics of AARP Financial Incorporated

	(3)	Code of Ethics of SSgA Funds Management, Inc.

	(4)	Code of Ethics of ALPS Distributors, Inc.